UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

Paul J. Battaglia, 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31

Date of reporting period: January 1, 2023 through June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1:	Reports to Stockholders.

(a)

www.manning-napier.com

Manning & Napier Fund, Inc.

Real Estate Series

Real Estate Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/23	ENDING ACCOUNT VALUE 6/30/23	EXPENSES PAID DURING PERIOD* 1/1/23 - 6/30/23	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,072.10	$5.65	1.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$1,074.30	$4.37	0.85%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class W
Actual	$1,000.00	$1,078.40	$0.52	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%
Class Z
Actual	$1,000.00	$1,074.40	$3.60	0.70%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Real Estate Series

Portfolio Composition as of June 30, 2023
(unaudited)

Sector Allocation[1]

1 As a percentage of net assets.

Top Ten Stock Holdings[2]
Equinix, Inc.	12.0%	Americold Realty Trust, Inc.	3.5%
Prologis, Inc.	11.6%	Cellnex Telecom S.A. (Spain)	3.3%
Public Storage	4.4%	Equity LifeStyle Properties, Inc.	3.3%
SBA Communications Corp.	4.0%	Agree Realty Corp.	3.1%
Sun Communities, Inc.	4.0%	UDR, Inc.	3.1%

2As a percentage of total investments.

2

Real Estate Series

Investment Portfolio - June 30, 2023
(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 96.7%

Communication Services - 4.3%
Diversified Telecommunication Services - 4.3%
Cellnex Telecom S.A. (Spain)[1]	225,925	$9,128,223
Helios Towers plc (Tanzania)*	2,253,833	2,674,845
Total Communication Services		11,803,068
Consumer Discretionary - 1.5%
Hotels, Restaurants & Leisure - 1.5%
Monarch Casino & Resort, Inc.	56,835	4,004,026
Real Estate - 90.9%
Health Care REITs - 10.1%
CareTrust REIT, Inc.	266,710	5,296,861
Community Healthcare Trust, Inc.	119,856	3,957,645
Healthcare Realty Trust, Inc.	233,406	4,402,037
Physicians Realty Trust	190,240	2,661,458
Ventas, Inc.	89,571	4,234,021
Welltower, Inc.	87,423	7,071,646
		27,623,668
Industrial REITs - 21.6%
Americold Realty Trust, Inc.	299,590	9,676,757
LXP Industrial Trust	482,649	4,705,828
Prologis, Inc.	257,455	31,571,707
Rexford Industrial Realty, Inc.	104,484	5,456,154
STAG Industrial, Inc.	78,395	2,812,813
Terreno Realty Corp.	85,301	5,126,590
		59,349,849
Office REITs - 4.1%
Brandywine Realty Trust	283,017	1,316,029
Cousins Properties, Inc.	217,175	4,951,590
Equity Commonwealth	240,980	4,882,255
		11,149,874
Residential REITs - 21.9%
American Homes 4 Rent - Class A	87,865	3,114,814
Apartment Income REIT Corp.	93,165	3,362,325
AvalonBay Communities, Inc.	27,432	5,192,055
Equity LifeStyle Properties, Inc.	133,737	8,945,668
Essex Property Trust, Inc.	12,071	2,828,235
Flagship Communities REIT	241,812	3,929,445
Invitation Homes, Inc.	228,387	7,856,513
Mid-America Apartment Communities, Inc.	36,827	5,592,548
Sun Communities, Inc.	83,929	10,949,377
UDR, Inc.	195,513	8,399,239
		60,170,219
Retail REITs - 7.6%
Agree Realty Corp.	129,384	8,460,420
Getty Realty Corp.	164,800	5,573,536
Realty Income Corp.	116,818	6,984,548
		21,018,504
Specialized REITs - 25.6%
American Tower Corp.	31,464	6,102,128
Equinix, Inc.	41,828	32,790,642

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Real Estate (continued)
Specialized REITs (continued)
Extra Space Storage, Inc.	11,755	$1,749,732
Life Storage, Inc.	49,514	6,583,381
Public Storage	40,874	11,930,303
SBA Communications Corp.	47,468	11,001,184
		70,157,370
Total Real Estate		249,469,484

TOTAL COMMON STOCKS
(Identified Cost $251,974,860)		265,276,578

SHORT-TERM INVESTMENT - 2.7%
Dreyfus Government Cash Management, Institutional Shares, 5.00%[2]
(Identified Cost $7,543,639)	7,543,639	7,543,639
TOTAL INVESTMENTS - 99.4%
(Identified Cost $259,518,499)		272,820,217
OTHER ASSETS, LESS LIABILITIES - 0.6%		1,572,618
NET ASSETS - 100%		$274,392,835

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

3

Real Estate Series

Investment Portfolio - June 30, 2023
(unaudited)

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $9,128,223, which represented 3.3% of the Series’ Net Assets.

2Rate shown is the current yield as of June 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

4

Real Estate Series

Statement of Assets and Liabilities

June 30, 2023 (unaudited)

ASSETS:

Investments, at value (identified cost $259,518,499) (Note 2).	$272,820,217
Cash	2,903
Receivable for fund shares sold	1,148,940
Dividends receivable	756,855
Foreign tax reclaims receivable	736
Prepaid expenses	15,501

TOTAL ASSETS	274,745,152

LIABILITIES:

Accrued management fees (Note 3)	29,250
Accrued sub-transfer agent fees (Note 3)	26,778
Accrued fund accounting and administration fees (Note 3)	14,959
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	7,006
Accrued Chief Compliance Officer service fees (Note 3)	4,087
Payable for fund shares repurchased	208,229
Professional fees payable	34,064
Other payables and accrued expenses	27,944

TOTAL LIABILITIES	352,317

TOTAL NET ASSETS	$274,392,835

NET ASSETS CONSIST OF:

Capital stock	$193,755
Additional paid-in-capital	256,421,769
Total distributable earnings (loss)	17,777,311

TOTAL NET ASSETS	$274,392,835

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($34,450,997/2,439,163 shares)	$14.12

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($32,989,992/2,328,828 shares)[1]	$14.17

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($204,908,877/14,463,214 shares)	$14.17

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($2,042,969/144,342 shares)[1]	$14.15

The accompanying notes are an integral part of the financial statements.

5

Real Estate Series

Statement of Operations

For the Six Months Ended June 30, 2023 (unaudited)

INVESTMENT INCOME:

Dividends	$5,004,311

EXPENSES:

Management fees (Note 3)	819,250
Sub-transfer agent fees (Note 3)	49,857
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	42,722
Fund accounting and administration fees (Note 3)	42,112
Directors’ fees (Note 3)	15,939
Chief Compliance Officer service fees (Note 3)	4,087
Custodian fees	4,313
Miscellaneous	120,776

Total Expenses	1,099,056
Less reduction of expenses (Note 3)	(656,181)

Net Expenses	442,875

NET INVESTMENT INCOME	4,561,436

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(870)
Foreign currency and translation of other assets and liabilities	239

(631)
Net change in unrealized appreciation (depreciation) on-
Investments	15,544,564
Foreign currency and translation of other assets and liabilities	491

15,545,055

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	15,544,424

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$20,105,860

The accompanying notes are an integral part of the financial statements.

6

Real Estate Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	6/30/23	YEAR ENDED
	(UNAUDITED)	12/31/22
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,561,436	$5,373,826
Net realized gain (loss) on investments and foreign currency	(631)	30,154,454
Net change in unrealized appreciation (depreciation) on investments and foreign currency	15,545,055	(135,524,555)

Net increase (decrease) from operations	20,105,860	(99,996,275)

DISTRIBUTIONS TO SHAREHOLDERS (Note 10):

Class S	–	(4,530,110)
Class I	–	(4,983,168)
Class W	–	(28,120,697)
Class Z	–	(312,579)
Total distributions to shareholders.	–	(37,946,554)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(9,505,883)	11,190,953

Net increase (decrease) in net assets	10,599,977	(126,751,876)

NET ASSETS:

Beginning of period	263,792,858	390,544,734

End of period	$274,392,835	$263,792,858

The accompanying notes are an integral part of the financial statements.

7

Real Estate Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/23
	(UNAUDITED)		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.17		$20.66	$14.92	$16.31	$13.09	$14.93
Income (loss) from investment operations:
Net investment income[1]	0.18		0.16	0.12	0.12 [2]	0.15	0.26
Net realized and unrealized gain (loss) on investments	0.77		(5.63)	6.35	(1.15)	3.65	(1.24)
Total from investment operations	0.95		(5.47)	6.47	(1.03)	3.80	(0.98)
Less distributions to shareholders:
From net investment income	—		(0.23)	(0.10)	(0.13)	(0.16)	(0.21)
From net realized gain on investments	—		(1.79)	(0.63)	(0.19)	(0.42)	(0.63)
From return of capital	—		—	—	(0.04)	—	(0.02)
Total distributions to shareholders	—		(2.02)	(0.73)	(0.36)	(0.58)	(0.86)
Net asset value - End of period	$14.12		$13.17	$20.66	$14.92	$16.31	$13.09
Net assets - End of period (000’s omitted)	$34,451		$33,005	$48,549	$37,762	$59,923	$214,722
Total return[3]	7.21%		(26.96% )	43.67%	(6.27% )	29.14% [4]	(6.73% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%	[5]	1.10%	1.10%	1.10%	1.11%	1.11%
Net investment income	2.56%	[5]	0.96%	0.66%	0.81% [2]	1.02%	1.82%
Series portfolio turnover	23%		43%	26%	69%	24%	44%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.04%	[5]	0.02%	0.01%	0.03%	0.00% [6]	N/A

1 Calculated based on average shares outstanding during the periods.

2 Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.11 and the net investment income ratio would have been 0.72%.

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4 Includes litigation proceeds. Excluding this amount, the total return is 29.06%.

5 Annualized.

6 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

8

Real Estate Series

Financial Highlights - Class I1

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/23
	(UNAUDITED)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.19	$20.71	$16.04	$18.35	$15.67	$19.40
Income (loss) from investment operations:
Net investment income[2]	0.19	0.21	0.17	0.17 [3]	0.31	0.40
Net realized and unrealized gain (loss) on investments	0.79	(5.66)	6.78	(1.28)	4.25	(1.57)
Total from investment operations	0.98	(5.45)	6.95	(1.11)	4.56	(1.17)
Less distributions to shareholders:
From net investment income	—	(0.28)	(0.48)	(0.52)	(0.68)	(0.68)
From net realized gain on investments	—	(1.79)	(1.80)	(0.54)	(1.20)	(1.79)
From return of capital	—	—	—	(0.14)	—	(0.09)
Total distributions to shareholders	—	(2.07)	(2.28)	(1.20)	(1.88)	(2.56)
Net asset value - End of period	$14.17	$13.19	$20.71	$16.04	$18.35	$15.67
Net assets - End of period (000’s omitted)	$32,990	$34,719	$51,320	$30,787	$50,025	$50,111
Total return[4]	7.43%	(26.83% )	44.14%	(5.96% )	29.31%	(6.41% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85% [5]	0.85%	0.84% [6]	0.85%	0.84%	0.86%
Net investment income	2.79% [5]	1.20%	0.92%	1.02% [3]	1.62%	2.12%
Series portfolio turnover	23%	43%	26%	69%	24%	44%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.03% [5]	0.01%	N/A	0.01%	N/A	N/A

1 Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

2 Calculated based on average shares outstanding during the periods.

3 Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.14 and the net investment income ratio would have been 0.93%.

4 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5 Annualized.

6 Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

The accompanying notes are an integral part of the financial statements.

9

Real Estate Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED			FOR THE
	SIX MONTHS				PERIOD
	ENDED 6/30/23				3/1/19[1] TO
	(UNAUDITED)	12/31/22	12/31/21	12/31/20	12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.14	$20.65	$14.89	$16.27	$14.76
Income (loss) from investment operations:
Net investment income[2]	0.25	0.33	0.29	0.33 [3]	0.35
Net realized and unrealized gain (loss) on investments	0.78	(5.64)	6.38	(1.20)	1.91
Total from investment operations	1.03	(5.31)	6.67	(0.87)	2.26
Less distributions to shareholders:
From net investment income	—	(0.41)	(0.29)	(0.25)	(0.33)
From net realized gain on investments	—	(1.79)	(0.63)	(0.19)	(0.42)
From return of capital	—	—	—	(0.07)	—
Total distributions to shareholders	—	(2.20)	(0.92)	(0.51)	(0.75)
Net asset value - End of period	$14.17	$13.14	$20.65	$14.89	$16.27
Net assets - End of period (000’s omitted)	$204,909	$194,053	$288,394	$214,871	$191,373
Total return[4]	7.84%	(26.26% )	45.19%	(5.33% )	15.43% [5]
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10% [6]	0.10%	0.10%	0.10%	0.10% [6]
Net investment income	3.57% [6]	1.95%	1.66%	2.27% [3]	2.58% [6]
Series portfolio turnover	23%	43%	26%	69%	24%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets)would have increased by the following amounts:

	0.64% [6]	0.62%	0.61%	0.64%	0.62% [6]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.31 and the net investment income ratio would have been 2.14%.

4 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5 Includes litigation proceeds. Excluding this amount, the total return would have been 15.36%.

6Annualized.

The accompanying notes are an integral part of the financial statements.

10

Real Estate Series

Financial Highlights - Class Z1

	FOR THE	FOR THE YEAR ENDED			FOR THE
	SIX MONTHS				PERIOD
	ENDED 6/30/23				3/1/19[2] TO
	(UNAUDITED)	12/31/22	12/31/21	12/31/20	12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$13.17	$20.67	$15.99	$18.32	$17.61
Income (loss) from investment operations:
Net investment income[3]	0.21	0.25	0.23	0.25 [4]	0.23
Net realized and unrealized gain (loss) on investments	0.77	(5.66)	6.75	(1.36)	2.38
Total from investment operations	0.98	(5.41)	6.98	(1.11)	2.61
Less distributions to shareholders:
From net investment income	—	(0.30)	(0.51)	(0.54)	(0.71)
From net realized gain on investments	—	(1.79)	(1.79)	(0.54)	(1.19)
From return of capital	—	—	—	(0.14)	—
Total distributions to shareholders	—	(2.09)	(2.30)	(1.22)	(1.90)
Net asset value - End of period	$14.15	$13.17	$20.67	$15.99	$18.32
Net assets - End of period (000’s omitted)	$2,043	$2,016	$2,281	$549	$539
Total return[5]	7.44%	(26.67% )	44.36%	(5.96% )	14.98% [6]
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70% [7]	0.70%	0.70%	0.70%	0.70% [7]
Net investment income	2.97% [7]	1.51%	1.15%	1.51% [4]	1.42% [7]
Series portfolio turnover	23%	43%	26%	69%	24%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets)would have increased by the following amounts:

	0.04% [7]	0.02%	0.01%	0.04%	0.02% [7]

1 Share amounts include a reverse stock split effective after the close of business on November 4, 2022. See Note 1 of the Notes to Financial Statements.

2 Commencement of operations.

3 Calculated based on average shares outstanding during the periods.

4 Includes special dividends from two of the Series’ securities. Excluding this amount, the net investment income per share would have been $0.23 and the net investment income ratio would have been 1.39%.

5 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

6 Includes litigation proceeds. Excluding this amount, the total return would have been 14.62%

7Annualized.

The accompanying notes are an integral part of the financial statements.

11

Real Estate Series

Notes to Financial Statements

(unaudited)

1.	Organization

Real Estate Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2023, 6.4 billion shares have been designated in total among 15 series, of which 100 million have been designated as Real Estate Series Class I common stock, Real Estate Series Class S common stock and Real Estate Series Class Z common stock and 75 million have been designated as Real Estate Series Class W common stock.

On November 4, 2022, a Reverse Stock Split, approved by the Fund's Board of Directors, was executed for Class I and Z of the Series after the close of trading. Shareholders who owned Class I and Z shares of the Series received a proportional number of Class I and Z shares of the Series. Following the Reverse Stock Split, the total dollar value of a shareholder's investment in the Series remained unchanged and each shareholder owned the same percentage (by value) of the Series as the shareholder did immediately prior to the Reverse Stock Split. Reverse Stock Split Ratios for the impacted Series/Classes are as follows:

CLASS	REVERSE STOCK SPLIT RATIO (old to new)
Class I	1 : 0.351034
Class Z	1 : 0.352711

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value.

Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

12

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$11,803,068	$—	$11,803,068	$—
Consumer Discretionary	4,004,026	4,004,026	—	—
Real Estate*	249,469,484	249,469,484	—	—
Short-Term Investment	7,543,639	7,543,639	—	—
Total assets	$272,820,217	$261,017,149	$11,803,068	$—

*Please refer to the Investment Portfolio for the industry classifications of these portfolio holdings.

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2022 or June 30, 2023.

13

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2023, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2019 through December 31, 2022. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2023, the sub-transfer agency expenses incurred by Class S and Class I were $25,289 and $24,568 respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

15

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.70% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $607,052 in management fees for Class W for the six months ended June 30, 2023. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $6,002, $5,134, $37,589 and $404 for Class S, Class I Class W and Class Z, respectively, for the six months ended June 30, 2023. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2023, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2023	2024	2025	2026	TOTAL
Class S	$12,058	$2,956	$7,032	$6,002	$28,048
Class I	5	—	2,875	5,134	8,014
Class W	67,990	30,356	48,609	37,589	184,544
Class Z	190	96	417	404	1,107

For the six months ended June 30, 2023, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2023, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $62,088,325 and $73,009,501, respectively. There were no purchases or sales of U.S. Government securities.

16

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Real Estate Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/23		FOR THE YEAR ENDED 12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	220,032	$3,061,763	346,357	$6,141,623
Reinvested	—	—	314,796	4,363,076
Repurchased	(287,831)	(4,015,366)	(503,878)	(8,548,741)
Total	(67,799)	$(953,603)	157,275	$1,955,958

CLASS I	FOR THE SIX MONTHS ENDED 6/30/23		FOR THE YEAR ENDED 12/31/22
	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	258,241	$3,630,988	856,809	$15,125,704
Reinvested	—	—	313,216	4,347,440
Repurchased	(562,036)	(7,813,504)	(1,016,524)	(16,727,072)
Total	(303,795)	$(4,182,516)	153,501	$2,746,072

CLASS W	FOR THE SIX MONTHS ENDED 6/30/23		FOR THE YEAR ENDED 12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	442,912	$6,167,521	559,696	$9,333,852
Reinvested	—	—	1,988,426	27,499,927
Repurchased	(747,328)	(10,423,890)	(1,746,092)	(30,948,554)
Total	(304,416)	$(4,256,369)	802,030	$5,885,225

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/23		FOR THE YEAR ENDED 12/31/22
	SHARES[1]	AMOUNT	SHARES[1]	AMOUNT
Sold	30,886	$434,974	121,176	$2,056,232
Reinvested	—	—	22,553	312,579
Repurchased	(39,618)	(548,369)	(100,984)	(1,765,113)
Total	(8,732)	$(113,395)	42,745	$603,698

[1]	Per share amounts have been adjusted to reflect a reverse stock split effective after the close of business on November 4th. 2022. See Note 1 of the Notes to Financial Statements for details on ratios.

Approximately 75% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2023 unless extended or renewed. During the six months ended June 30, 2023, the Series did not borrow under the line of credit.

17

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2023.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Real Estate Securities

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

10.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusions of the fiscal year. The tax character of distributions paid for the year ended December 31, 2022 were as follows:

Ordinary income	$5,471,177
Long-term capital gains	$32,475,377

At June 30, 2023, the tax basis of components of distributable earnings and the net unrealized appreciation based on the identified cost of investments for federal income tax purposes were as follows:

Cost for federal income tax purposes	$259,828,233
Unrealized appreciation	28,856,110
Unrealized depreciation	(15,864,126)

Net unrealized appreciation	$12,991,984

18

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

11.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

19

Real Estate Series

Liquidity Risk Management Program Disclosure
(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2022, through December 31, 2022, and was presented to the Board in February 2023. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

20

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21

Real Estate Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNRES-06/23-SAR

22

www.manning-napier.com

Manning & Napier Fund, Inc.

Diversified Tax Exempt Series

Diversified Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/23	ENDING ACCOUNT VALUE 6/30/23	EXPENSES PAID DURING PERIOD* 1/1/23 - 6/30/23	ANNUALIZED EXPENSE RATIO
Class A
Actual	$1,000.00	$1,011.00	$3.04	0.61%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.77	$3.06	0.61%
Class W
Actual	$1,000.00	$1,014.10	$0.55	0.11%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.25	$0.55	0.11%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

1

Diversified Tax Exempt Series

Portfolio Composition as of June 30, 2023

(unaudited)

Sector Allocation[1]

1 As a percentage of net assets.

2 A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

3 A U.S. Treasury Bill is a short-term obligation of the U.S. Treasury issued with a maturity less than one year.

Top Ten States[4]
New York	13.0%	Massachusetts	4.2%
Texas	8.9%	Ohio	3.7%
Florida	8.4%	Tennessee	3.4%
Washington	8.1%	District of Columbia	3.3%
Maryland	4.6%	Illinois	3.3%

4As a percentage of total investments.

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2023

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS - 90.2%
ALABAMA - 0.4%
Cullman Utilities Board Water Division, Revenue Bond, AGM, 4.000%, 9/1/2025	1,000,000	$1,017,200

ALASKA - 0.7%
Alaska Municipal Bond Bank Authority
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2025	750,000	781,219
Electric Light & Power Impt., Revenue Bond, 5.000%, 12/1/2030	875,000	993,155
		1,774,374
CALIFORNIA - 0.6%
California, G.O. Bond, 5.000%, 8/1/2025	1,410,000	1,469,743

COLORADO - 0.8%
Denver Wastewater Management Division Department of Public Works, Public Impt., Revenue Bond, 5.000%, 11/1/2029	750,000	838,986
E-470 Public Highway Authority, Senior Lien, Series A, Revenue Bond, 5.000%, 9/1/2026	1,000,000	1,056,364
		1,895,350
DISTRICT OF COLUMBIA - 3.3%
District of Columbia
Public Impt., Series A, G.O. Bond, 5.000%, 10/15/2036	1,265,000	1,391,296
Public Impt., Series A, G.O. Bond, 5.000%, 1/1/2041	2,000,000	2,257,061
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2041	1,115,000	1,248,038
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2042	1,895,000	2,108,896
District of Columbia Water & Sewer Authority, Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/1/2047	1,000,000	1,087,829
		8,093,120
FLORIDA - 8.3%
Broward County, Water & Sewer Utility, Sewer Impt., Series A, Revenue Bond, 5.000%, 10/1/2038	4,000,000	4,387,285
Central Florida Expressway Authority Senior Lien, Revenue Bond, 5.000%, 7/1/2024	500,000	508,879
Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	539,650
Senior Lien, Revenue Bond, 5.000%, 7/1/2038	530,000	557,235
Florida
Series A, G.O. Bond, 5.000%, 6/1/2025	1,857,000	1,925,826
Series B, G.O. Bond, 5.000%, 6/1/2024	930,000	945,771
Florida Department of Transportation Turnpike System, Series B, Revenue Bond, 2.500%, 7/1/2026	505,000	493,941

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Fort Lauderdale, Public Impt., Series A, G.O. Bond, 5.000%, 7/1/2043	1,010,000	$1,119,382
JEA Electric System, Series A, Revenue Bond, 5.000%, 10/1/2028	1,000,000	1,093,544
Miami-Dade County, Revenue Bond, 5.000%, 4/1/2028	1,015,000	1,106,961
Miami-Dade County, Water & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 10/1/2028	2,000,000	2,207,006
Orlando Utilities Commission, Series C, Revenue Bond, 5.000%, 10/1/2025	665,000	694,096
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL, 5.250%, 9/1/2023	500,000	501,497
School District of Broward County, School Impt., G.O. Bond, 5.000%, 7/1/2032	1,895,000	2,203,832
Tampa, Water & Wastewater System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 10/1/2034	950,000	1,130,844
Tampa-Hillsborough County Expressway Authority, Highway Impt., Series A, Revenue Bond, BAM, 5.000%, 7/1/2028	1,000,000	1,090,763
		20,506,512
GEORGIA - 2.7%
Atlanta, Series A-1, G.O. Bond, 5.000%, 12/1/2042	800,000	890,889
Georgia, School Impt., Series A, G.O. Bond, 5.000%, 7/1/2033	5,000,000	5,881,763
		6,772,652
HAWAII - 1.9%
City & County of Honolulu, Transit Impt., Series E, G.O. Bond, 5.000%, 3/1/2027	2,000,000	2,151,009
Hawaii
Series FE, G.O. Bond, 5.000%, 10/1/2025	1,505,000	1,570,862
Series GJ, G.O. Bond, 1.033%, 8/1/2025	500,000	460,140
Honolulu County, Series E, G.O. Bond, 5.000%, 9/1/2028	500,000	545,182
		4,727,193
ILLINOIS - 3.2%
Aurora, Waterworks & Sewerage, Series B, Revenue Bond, 3.000%, 12/1/2023	625,000	624,704
Illinois, Public Impt., Series A, G.O. Bond, 5.000%, 11/1/2024	1,800,000	1,832,214
Illinois Municipal Electric Agency Series A, Revenue Bond, 5.000%, 2/1/2025	2,000,000	2,053,649
Series A, Revenue Bond, 5.000%, 2/1/2026	730,000	756,527
Illinois State Toll Highway Authority Highway Impt., Series B, Revenue Bond, 5.000%, 1/1/2038	1,050,000	1,092,874

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2023

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
ILLINOIS (continued)
Illinois State Toll Highway Authority (continued)
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	$1,687,636
		8,047,604
INDIANA - 0.4%
South Bend Sewage Works, Revenue Bond, 3.000%, 12/1/2025	1,075,000	1,072,047

IOWA - 0.4%
Des Moines, Stormwater Utility, Public Impt., Series B, Revenue Bond, 5.000%, 6/1/2031	865,000	988,253

KANSAS - 0.2%
Wichita, Water & Sewer Utility, Series A, Revenue Bond, 5.000%, 10/1/2024	500,000	511,494

KENTUCKY - 1.7%
Kentucky Municipal Power Agency, Series A, Revenue Bond, NATL, 5.000%, 9/1/2024	1,355,000	1,369,417
Louisville/Jefferson County Metropolitan Government, Public Impt., G.O. Bond, 4.900%, 11/15/2023	2,760,000	2,751,403
		4,120,820
LOUISIANA - 0.2%
New Orleans, Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	534,953

MAINE - 0.6%
Maine Municipal Bond Bank, Highway Impt., Series A, Revenue Bond, 5.000%, 9/1/2027	675,000	727,077
Maine Turnpike Authority, Highway Impt., Revenue Bond, 5.000%, 7/1/2033	550,000	624,254
		1,351,331
MARYLAND - 4.5%
Baltimore County, G.O. Bond, 5.000%, 8/1/2028	1,000,000	1,113,528
Maryland
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2028	905,000	1,006,693
School Impt., Series A, G.O. Bond, 5.000%, 3/1/2033	5,000,000	5,826,081
School Impt., Series A, G.O. Bond, 5.000%, 8/1/2035	1,000,000	1,136,996
Series B, G.O. Bond, 5.000%, 8/1/2025	1,000,000	1,040,253
Maryland Health & Higher Educational Facilities Authority, Prerefunded Balance, Revenue Bond, 5.000%, 7/1/2030	1,010,000	1,048,190
		11,171,741
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
MASSACHUSETTS - 4.2%
Commonwealth of Massachusetts Series B, G.O. Bond, 5.000%, 7/1/2029	775,000	$874,056
Transit Impt., Series C, G.O. Bond, 5.000%, 10/1/2047	5,000,000	5,482,590
Massachusetts
Public Impt., Series D, G.O. Bond, 5.000%, 4/1/2026	1,095,000	1,156,709
Series B, G.O. Bond, 5.000%, 7/1/2024	410,000	417,641
The Massachusetts Clean Water Trust, Water Utility Impt., Revenue Bond, 5.000%, 2/1/2030	2,100,000	2,409,892
		10,340,888
MINNESOTA - 0.4%
Minnesota, Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2026	1,030,000	1,072,905

MISSISSIPPI - 0.2%
Mississippi, Series E, G.O. Bond, 1.122%, 10/1/2025	500,000	459,309

MISSOURI - 1.8%
Clayton, G.O. Bond, 4.000%, 3/15/2028	510,000	539,583
Columbia School District, Series B, G.O. Bond, 5.000%, 3/1/2026	1,635,000	1,718,878
Kansas City, Sanitary Sewer System, Sewer Impt., Series A, Revenue Bond, 4.000%, 1/1/2025	750,000	760,371
Missouri Joint Municipal Electric Utility Commission, Prairie Street Project, Revenue Bond, 5.000%, 1/1/2027	1,410,000	1,489,170
		4,508,002
NEBRASKA - 2.0%
Lincoln Electric System Revenue, Series A, Prerefunded Balance, Revenue Bond, 5.000%, 9/1/2030	1,000,000	1,040,870
Nebraska Public Power District, Series B, Revenue Bond, 5.000%, 1/1/2030	640,000	717,657
Omaha Public Power District Series A, Revenue Bond, 5.000%, 2/1/2031	1,000,000	1,093,713
Series A, Revenue Bond, 5.000%, 2/1/2046	2,065,000	2,218,885
		5,071,125
NEVADA - 0.5%
Washoe County School District, School Impt., Series A, G.O. Bond, 5.000%, 10/1/2025	1,230,000	1,280,973

NEW JERSEY - 1.2%
New Jersey Economic Development Authority
Revenue Bond, 5.000%, 6/15/2028	700,000	757,305
School Impt., Revenue Bond, 5.000%, 6/15/2029	750,000	823,629

The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2023

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
NEW JERSEY (continued)
New Jersey Transportation Trust Fund Authority, Transit Impt., Series AA, Revenue Bond, 5.000%, 6/15/2026	1,445,000	$1,488,485
		3,069,419
NEW MEXICO - 0.7%
Albuquerque, Series D, G.O. Bond, 5.000%, 7/1/2025	1,000,000	1,036,776
Bernalillo County, Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 8/15/2024	785,000	792,825
		1,829,601
NEW YORK - 12.8%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	2,032,451
New York, Public Impt., Series D, G.O. Bond, 5.000%, 12/1/2042	1,500,000	1,603,731
New York City
Public Impt., Subseries F-3, G.O. Bond, 5.000%, 12/1/2024	825,000	845,293
Series B-1, G.O. Bond, 5.000%, 8/1/2027	1,600,000	1,727,955
Series D, G.O. Bond, 1.216%, 8/1/2026	1,200,000	1,072,080
Series E, G.O. Bond, 5.000%, 8/1/2026	1,905,000	2,016,731
Series J, G.O. Bond, 5.000%, 8/1/2023	950,000	951,118
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	3,723,226
New York City Transitional Finance Authority Future Tax Secured, Series A-1, Revenue Bond, 5.000%, 8/1/2044	3,500,000	3,884,305
New York City Transitional Finance Authority, Building Aid, Series S-4A, Prerefunded Balance, Revenue Bond, 5.000%, 7/15/2023	645,000	645,211
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Revenue Bond, 3.650%, 11/1/2024	635,000	619,884
New York State Dormitory Authority
School Impt., Series E, Revenue Bond, AGM, 5.000%, 10/1/2025	860,000	863,721
Series C, Prerefunded Balance, Revenue Bond, 0.887%, 3/15/2025	950,000	882,063
Series C, Prerefunded Balance, Revenue Bond, 1.187%, 3/15/2026	1,110,000	1,014,046
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	2,390,000	2,398,407
New York State Urban Development Corp.
Correctional Facility Impt, Revenue Bond, 5.250%, 3/15/2038	5,000,000	5,765,469
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
NEW YORK (continued)
New York State Urban Development Corp. (continued)
Economic Impt., Correctional Facility Impt, Series B, Revenue Bond, 2.020%, 3/15/2024	475,000	$463,330
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 222, Revenue Bond, 5.000%, 7/15/2032	1,185,000	1,361,427
		31,870,448
NORTH CAROLINA - 3.1%
Charlotte, Water & Sewer System, Revenue Bond, 5.000%, 7/1/2024	1,235,000	1,257,748
Mecklenburg County, School Impt., G.O. Bond, 5.000%, 3/1/2030	3,675,000	4,212,312
North Carolina Turnpike Authority, Highway Impt., Prerefunded Balance, Revenue Bond, 5.000%, 2/1/2024	1,500,000	1,514,329
Raleigh, Series A, G.O. Bond, 5.000%, 9/1/2023	700,000	701,961
		7,686,350
NORTH DAKOTA - 2.1%
Fargo
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2038	2,235,000	2,527,066
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2039	2,350,000	2,644,356
		5,171,422
OHIO - 3.6%
Cincinnati, Public Impt., Series A, G.O. Bond, 5.000%, 12/1/2027	1,100,000	1,196,633
Cincinnati, Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 12/1/2032	1,410,000	1,661,246
Hamilton County, Parking Facility Impt., Series A, G.O. Bond, 5.000%, 12/1/2037	1,000,000	1,111,129
Mason
Recreational Facility Impt., Series A, G.O. Bond, 3.000%, 12/1/2023	595,000	594,534
Recreational Facility Impt., Series B, G.O. Bond, 2.000%, 12/1/2023	680,000	676,754
Ohio
Public Impt., Series A, G.O. Bond, 5.000%, 3/1/2041	1,845,000	2,087,531
Series A, G.O. Bond, 5.000%, 6/15/2028	500,000	552,860
Series A, G.O. Bond, 5.000%, 6/15/2029	1,000,000	1,127,674
		9,008,361
OREGON - 0.2%
Oregon, Public Impt., Series K, G.O. Bond, 5.000%, 8/1/2023	575,000	575,746

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2023

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
PENNSYLVANIA - 2.7%
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2029	750,000	$826,809
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2030	850,000	937,923
Highway Impt., Series A-1, Revenue Bond, 5.000%, 12/1/2023	1,200,000	1,208,286
Series A-2, Revenue Bond, 5.000%, 6/1/2028	590,000	618,368
Philadelphia, Water & Wastewater, Water Utility Impt., Series A, Revenue Bond, 5.000%, 11/1/2040	2,450,000	2,644,457
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM, 5.000%, 9/1/2032	300,000	339,684
		6,575,527
SOUTH CAROLINA - 0.4%
Charleston, Waterworks & Sewer
System, Sewer Impt., Revenue Bond, 5.000%, 1/1/2044	850,000	924,950

TENNESSEE - 3.4%
Clarksville, Electric System, Revenue Bond, 5.000%, 9/1/2029.	1,015,000	1,101,666
Knoxville Electric System Revenue, Series FF, Revenue Bond, 5.000%, 7/1/2023	800,000	800,000
Knoxville, Wastewater System, Sewer Impt., Series A, Revenue Bond, 5.000%, 4/1/2032	2,500,000	2,919,112
Metropolitan Government of Nashville & Davidson County, Water & Sewer, Series B, Revenue Bond, 1.031%, 7/1/2025	650,000	598,705
Putnam County, G.O. Bond, 5.000%, 4/1/2025	500,000	516,509
Shelby County, Series A, G.O. Bond, 5.000%, 4/1/2035	1,250,000	1,347,639
Sullivan County, Correctional Facility Impt, G.O. Bond, 5.000%, 5/1/2027	1,000,000	1,080,021
		8,363,652
TEXAS - 8.8%
Central Texas Turnpike System, Series C, Revenue Bond, 5.000%, 8/15/2027	1,470,000	1,491,442
Dallas, Waterworks & Sewer System, Series C, Revenue Bond, 5.000%, 10/1/2028	1,715,000	1,907,275
Harris County, Senior Lien, Toll Road Impt., Series B, Revenue Bond, 5.000%, 8/15/2023	600,000	601,108
Houston, Combined Utility System, Series A, Revenue Bond, 5.000%, 11/15/2031	1,140,000	1,319,197
Irving, Public Impt., G.O. Bond, 5.000%, 9/15/2032	3,030,000	3,522,271
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
TEXAS (continued)
North Texas Municipal Water District Water System, Series A, Revenue Bond, 5.000%, 9/1/2027	1,500,000	$1,625,361
North Texas Tollway Authority
Series A, Revenue Bond, 5.000%, 1/1/2026	500,000	503,935
Series A, Revenue Bond, 5.000%, 1/1/2027	2,000,000	2,090,694
Series B, Revenue Bond, 5.000%, 1/1/2029	925,000	1,019,414
San Antonio Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 5/15/2032	1,075,000	1,175,334
Tarrant County, Highway Impt., G.O. Bond, 5.000%, 7/15/2036	2,300,000	2,603,848
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	204,268
Revenue Bond, 5.000%, 12/15/2027	600,000	615,329
Revenue Bond, 5.000%, 12/15/2028	250,000	257,260
Texas Water Development Board
Water Utility Impt., Revenue Bond, 5.000%, 10/15/2025	1,000,000	1,043,665
Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/15/2025	1,845,000	1,925,562
		21,905,963
UTAH - 0.4%
Salt Lake City Corp., Series B, G.O. Bond, 5.000%, 6/15/2026	830,000	879,918

VIRGINIA - 1.7%
Fairfax County, Public Impt., Series A, Prerefunded Balance, G.O. Bond, 5.000%, 10/1/2035	3,580,000	3,775,999
Richmond, Public Utility, Series B, Revenue Bond, 2.086%, 1/15/2025	515,000	490,584
		4,266,583
WASHINGTON - 8.0%
King, Sewer County, Revenue Bond, 5.000%, 7/1/2035	2,050,000	2,217,558
Seattle, Municipal Light & Power, Revenue Bond, 5.000%, 7/1/2041	1,040,000	1,159,203
Seattle, Water System, Water Utility Impt., Revenue Bond, 5.000%, 9/1/2025	3,000,000	3,125,192
Tacoma, Electric System, Revenue Bond, 5.000%, 1/1/2046	1,030,000	1,118,307
Washington
School Impt., Series 2, G.O. Bond, 5.000%, 8/1/2043	1,000,000	1,107,291
School Impt., Series 2020A, G.O. Bond, 5.000%, 8/1/2032	4,255,000	4,809,349
School Impt., Series C, G.O. Bond, 5.000%, 2/1/2037	3,690,000	4,187,846

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2023

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)
WASHINGTON (continued)
Washington (continued)
Series R, G.O. Bond, 5.000%, 8/1/2027	2,000,000	$2,170,541
		19,895,287
WEST VIRGINIA - 0.8%
West Virginia, Series A, G.O. Bond, 5.000%, 6/1/2025	1,860,000	1,925,184

WISCONSIN - 1.3%
Mid-St. Technical College District, G.O. Bond, 2.000%, 3/1/2024	600,000	594,583
Milwaukee Metropolitan Sewerage District, Sewer Impt., Series A, G.O. Bond, 4.000%, 10/1/2026	1,900,000	1,966,887
Western Technical College District, Series A, G.O. Bond, 3.000%, 4/1/2025	600,000	599,004
		3,160,474
TOTAL MUNICIPAL BONDS		223,896,474
(Identified Cost $232,044,735)

MUTUAL FUND - 2.7%
iShares National Muni Bond ETF
(Identified Cost $7,083,057)	62,191	6,637,645

U.S. TREASURY SECURITIES - 2.3%

U.S. Treasury Notes - 2.3%
U.S. Treasury Note
0.125%, 1/15/2024	1,000,000	972,383
0.875%, 1/31/2024	1,000,000	974,219
2.25%, 1/31/2024	1,000,000	981,875
2.50%, 1/31/2024	1,000,000	983,476
0.125%, 2/15/2024	1,000,000	967,969
2.75%, 2/15/2024	1,000,000	983,633

TOTAL U.S. TREASURY SECURITIES		5,863,555
(Identified Cost $5,886,018)

U.S. GOVERNMENT SECURITIES - 2.0%

U.S. Treasury Bills - 2.0%
U.S. Treasury Bill
5.029%, 8/24/2023[2]	1,000,000	992,518
5.058%, 8/31/2023[2]	1,000,000	991,545
4.879%, 9/7/2023[2]	1,000,000	990,560
4.948%, 1/25/2024[2]	1,000,000	971,261
5.058%, 2/22/2024[2]	1,000,000	966,984

TOTAL U.S. GOVERNMENT SECURITIES		4,912,868
(Identified Cost $4,916,352)
	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.5%
Dreyfus Government Cash Management, Institutional Shares, 5.00%[3]
(Identified Cost $3,746,507)	3,746,507	$3,746,507

TOTAL INVESTMENTS - 98.7%
(Identified Cost $253,676,669)		245,057,049
OTHER ASSETS, LESS LIABILITIES - 1.3%		3,147,380
NET ASSETS - 100.0%		$248,204,429

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2023

(unaudited)

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Represents the annualized yield at time of purchase.

3Rate shown is the current yield as of June 30, 2023.

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2023 (unaudited)

ASSETS:

Investments, at value (identified cost $253,676,669) (Note 2)	$245,057,049
Interest receivable	3,154,910
Receivable for fund shares sold	25,245
Dividends receivable	16,667
Prepaid expenses	19,342

TOTAL ASSETS	248,273,213

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	15,305
Accrued Chief Compliance Officer service fees (Note 3)	4,087
Accrued management fees (Note 3)	958
Professional fees payable	31,297
Payable for fund shares repurchased	8,921
Accrued printing and postage fees payable	6,526
Other payables and accrued expenses	1,690

TOTAL LIABILITIES	68,784

TOTAL NET ASSETS	$248,204,429

NET ASSETS CONSIST OF:

Capital stock	$241,220
Additional paid-in-capital	254,770,492
Total distributable earnings (loss)	(6,807,283)

TOTAL NET ASSETS	$248,204,429

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($2,343,828/227,965 shares)	$10.28

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($245,860,601/23,894,056 shares)	$10.29

The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2023 (unaudited)

INVESTMENT INCOME:

Interest	$2,591,154
Dividends	207,687

Total Investment Income	2,798,841

EXPENSES:

Management fees (Note 3)	627,372
Fund accounting and administration fees (Note 3)	42,684
Directors’ fees (Note 3)	13,600
Chief Compliance Officer service fees (Note 3)	4,087
Custodian fees	3,301
Interest expense	176
Miscellaneous	72,466

Total Expenses	763,686
Less reduction of expenses (Note 3)	(621,826)

Net Expenses	141,860

NET INVESTMENT INCOME	2,656,981

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(401,913)

Net change in unrealized appreciation (depreciation) on investments	422,765

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	20,852

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,677,833

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/23 (UNAUDITED)	FOR THE YEAR ENDED 12/31/22
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,656,981	$2,987,506
Net realized gain (loss) on investments	(401,913)	(95,411)
Net change in unrealized appreciation (depreciation) on investments	422,765	(10,937,294)

Net increase (decrease) from operations	2,677,833	(8,045,199)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class A	(15,480)	(12,871)
Class W	(2,335,789)	(2,248,038)
Total distributions to shareholders	(2,351,269)	(2,260,909)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	32,744,580	107,069,093

Net increase (decrease) in net assets	33,071,144	96,762,985

NET ASSETS:

Beginning of period	215,133,285	118,370,300

End of period	$248,204,429	$215,133,285

The accompanying notes are an integral part of the financial statements.

11

Diversified Tax Exempt Series

Financial Highlights - Class A

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/23
	(UNAUDITED)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.24	$10.94	$11.58	$11.14	$10.90	$10.98
Income (loss) from investment operations:
Net investment income[1]	0.08	0.10	0.10	0.15	0.17	0.15
Net realized and unrealized gain (loss) on investments	0.03	(0.74)	(0.08)	0.48	0.39	(0.08)
Total from investment operations	0.11	(0.64)	0.02	0.63	0.56	0.07
Less distributions to shareholders:
From net investment income	(0.07)	(0.06)	(0.09)	(0.10)	(0.20)	(0.15)
From net realized gain on investments	—	(0.00)[2]	(0.57)	(0.09)	(0.12)	—
Total distributions to shareholders	(0.07)	(0.06)	(0.66)	(0.19)	(0.32)	(0.15)
Net asset value - End of period	$10.28	$10.24	$10.94	$11.58	$11.14	$10.90
Net assets - End of period (000’s omitted)	$2,344	$2,162	$2,430	$2,324	$4,394	$297,814
Total return[3]	1.10%	(5.83% )	0.16%	5.73%	5.10%	0.65%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.61% [4]	0.63%	0.67%	0.61%	0.58%	0.59%
Net investment income	1.62% [4]	1.00%	0.91%	1.35%	1.62%	1.42%
Series portfolio turnover	15%	10%	23%	41%	29%	12%

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

Diversified Tax Exempt Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED			FOR THE
	SIX MONTHS				PERIOD
	ENDED 6/30/23 (UNAUDITED)	12/31/22	12/31/21	12/31/20	3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.24	$10.94	$11.59	$11.15	$11.01
Income (loss) from investment operations:
Net investment income[2]	0.11	0.16	0.16	0.21	0.20
Net realized and unrealized gain (loss) on investments	0.04	(0.75)	(0.09)	0.48	0.31
Total from investment operations	0.15	(0.59)	0.07	0.69	0.51
Less distributions to shareholders:
From net investment income	(0.10)	(0.11)	(0.15)	(0.16)	(0.25)
From net realized gain on investments	—	(0.00)[3]	(0.57)	(0.09)	(0.12)
Total distributions to shareholders	(0.10)	(0.11)	(0.72)	(0.25)	(0.37)
Net asset value - End of period	$10.29	$10.24	$10.94	$11.59	$11.15
Net assets - End of period (000’s omitted)	$245,860	$212,971	$115,940	$253,941	$189,336
Total return[4]	1.41%	(5.40% )	0.62%	6.23%	4.61%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.11% [5]	0.13%	0.17%	0.11%	0.11% [5]
Net investment income	2.12% [5]	1.53%	1.42%	1.79%	2.14% [5]
Series portfolio turnover	15%	10%	23%	41%	29%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.50%	[5]	0.50%	0.50%	0.50%	0.50%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $(0.01).

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

13

Diversified Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Series is authorized to issue two classes of shares (Class A and Class W). While each class of shares is substantially the same, each class has its own investment eligibility criteria and cost structure.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2023, 6.4 billion shares have been designated in total among 15 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock and 50 million have been designated as Diversified Tax Exempt Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

14

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$223,896,474	$—	$223,896,474	$—
U.S. Treasury and other U.S.
Government agencies	10,776,423	—	10,776,423	—
Mutual fund	6,637,645	6,637,645	—	—
Short-Term Investment	3,746,507	3,746,507	—	—
Total assets	$245,057,049	$10,384,152	$234,672,897	$—

There were no Level 3 securities held by the Series as of December 31, 2022 or June 30, 2023.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

15

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2023, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2019 through December 31, 2022. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Through the end of 2022, distributions to shareholders of net investment income were made quarterly; effective January 2023, such distributions will be made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

16

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Manning  & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.85% of the average daily net assets of the Class A shares and 0.35% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $621,826 in management fees for Class W shares for the six months ended June 30, 2023. This amount is included as a reduction of expenses on the Statement of Operations.

As of June 30, 2023, there are no expenses eligible to be recouped by the Advisor.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2023, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $56,375,848 and $36,476,639, respectively. Purchases of U.S. Government securities, other than short-term securities, were $1,933,516. There were no sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class A and Class W of Diversified Tax Exempt Series were:

CLASS A	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/23		12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	58,618	$611,719	88,261	$898,599
Reinvested	1,496	15,480	1,177	12,062
Repurchased	(43,315)	(447,896)	(100,409)	(1,034,932)
Total	16,799	$179,303	(10,971)	$(124,271)

17

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/23		12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	8,376,224	$87,380,823	12,731,910	$133,342,070
Reinvested	216,334	2,241,045	198,134	2,031,739
Repurchased	(5,486,350)	(57,056,591)	(2,737,634)	(28,180,445)
Total	3,106,208	$32,565,277	10,192,410	$107,193,364

Over 98% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2023 unless extended or renewed. During the six months ended June 30, 2023, the Diversified Tax Exempt Series borrowed for one day and the daily amount of borrowings outstanding under the line of credit was $1,400,000 with an interest rate of 4.52%. As of June 30, 2023, there was no borrowing outstanding.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2023.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusions of the fiscal year. The tax character of distributions paid for the year ended December 31, 2022 were as follows:

Ordinary income	$189,332
Tax exempt income	$2,055,182
Long-term capital gains	$16,395

18

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2023, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$253,676,669
Unrealized appreciation	34,332
Unrealized depreciation	(8,653,952)
Net unrealized depreciation	$(8,619,620)

As of December 31, 2022, the Series had net short-term capital loss carryforwards of $94,861 and net long-term capital loss carryforwards of $107,147, which may be carried forward indefinitely.

9.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

19

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20

Diversified Tax Exempt Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2022, through December 31, 2022, and was presented to the Board in February 2023. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

21

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDTE-06/23-SAR

22

www.manning-napier.com

Manning & Napier Fund, Inc.

Core Bond Series

Core Bond Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/23	ENDING ACCOUNT VALUE 6/30/23	EXPENSES PAID DURING PERIOD* 1/1/23 - 6/30/23	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,021.50	$3.41	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.41	0.68%
Class I
Actual	$1,000.00	$1,021.90	$2.26	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
Class W
Actual	$1,000.00	$1,025.20	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%
Class Z
Actual	$1,000.00	$1,022.80	$1.50	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Core Bond Series

Portfolio Composition as of June 30, 2023
(unaudited)

Sector Allocation[1]

1As a percentage of net assets.

2A U.S. Treasury Bond is a long-term obligation of the U.S. Treasury issued with a maturity period of more than ten years.

3A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

4A U.S. Treasury Bill is a short-term obligation of the U.S. Treasury issued with a maturity less than one year.

2

Core Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS - 17.4%

Non-Convertible Corporate Bonds- 17.4%
Communication Services - 3.4%
Entertainment - 1.3%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	4,560,000	$4,161,604

Interactive Media & Services - 2.1%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	7,120,000	6,615,377

Total Communication Services		10,776,981

Consumer Discretionary - 2.3%
Broadline Retail - 2.3%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,310,000	1,064,472
(China), 4.00%, 12/6/2037	3,440,000	2,872,454
Amazon.com, Inc., 3.30%, 4/13/2027	3,520,000	3,353,543

Total Consumer Discretionary		7,290,469

Consumer Staples - 1.0%
Beverages - 1.0%
PepsiCo, Inc., 3.90%, 7/18/2032	3,110,000	2,991,328

Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,696,000	1,783,581
Energy Transfer LP, 6.50%, 2/1/2042	3,590,000	3,625,045

Total Energy		5,408,626

Financials - 2.7%
Banks - 2.7%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	2,790,000	2,309,087
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	2,670,000	2,369,828
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	4,000,000	3,838,899

Total Financials		8,517,814

Industrials - 1.6%
Ground Transportation - 0.5%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	1,570,000	1,519,738

Trading Companies & Distributors - 1.1%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,970,000	1,710,226

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	1,800,000	$1,671,457
		3,381,683
Total Industrials		4,901,421

Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
QUALCOMM, Inc., 5.40%, 5/20/2033	2,920,000	3,069,845

Materials - 0.5%
Metals & Mining - 0.5%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,810,000	1,648,863

Real Estate - 2.2%
Retail REITs - 1.5%
Simon Property Group LP, 2.65%, 2/1/2032	5,680,000	4,615,192

Specialized REITs - 0.7%
SBA Tower Trust, 6.599%, 1/15/2028[2]	2,325,000	2,361,569

Total Real Estate		6,976,761

Utilities - 1.0%
Independent Power and Renewable Electricity Producers - 1.0%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	3,170,000	3,179,460

TOTAL CORPORATE BONDS
(Identified Cost $60,443,950)		54,761,568

ASSET-BACKED SECURITIES - 9.4%

Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	1,561,245	1,431,668
CF Hippolyta Issuer LLC,
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	1,167,118	974,411
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,484,096	1,325,221
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	1,658,708	1,403,196
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	416,702	372,002
CoreVest American Finance Trust,
Series 2020-3, Class A, 1.358%, 8/15/2053[2]	668,484	601,795
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	2,400,000	2,104,366
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,180,000	1,087,892

The accompanying notes are an integral part of the financial statements.

3

Core Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	1,016,767	$883,540
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,825,000	2,462,765
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	1,463,471	1,210,074
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	1,600,000	1,560,757
Libra Solutions LLC,
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	976,478	963,794
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	1,035,196	1,030,045
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	214,256	213,166
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	660,582	654,151
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,650,000	2,434,562
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,600,000	2,541,536
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $2,219,607)[4]	2,219,607	2,087,236
Series 2022-1, Class A1, 6.50%, 10/15/2034 (Acquired 10/14/2022, cost $339,801)[4]	340,073	339,659
SoFi Professional Loan Program Trust,
Series 2020-C, Class AFX, 1.95%, 2/15/2046[2]	376,266	336,182
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,5]	34,674	34,120
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,5]	25,549	25,170
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 6.150%, 10/25/2048[2,6]	94,296	93,529
Tricon American Homes, Series 2020-SFR1, Class B, 2.049%, 7/17/2038[2]	1,300,000	1,161,243
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	2,250,000	2,051,843

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $32,113,916)		29,383,923

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.7%

Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,5]	1,288,150	1,119,804
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,5]	17,600	16,690

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Citigroup Mortgage Loan Trust, Inc.,
Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,5]	855,362	$686,207
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, 3.50%, 8/25/2043[2,5]	177,450	158,847
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,5]	185,541	163,125
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,5]	53,532	45,239
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,5]	32,303	26,937
Fannie Mae REMICS,
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,655,317	1,465,616
Series 2018-31, Class KP, 3.50%, 7/25/2047	14,507	13,963
Series 2021-69, Class WJ, 1.50%, 10/25/2050	1,206,909	1,000,496
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	1,050,000	994,149
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,391,893	1,200,190
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	72,601	65,922
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,5]	515,428	442,103
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,6]	1,626,270	1,489,122
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,5]	1,241,030	1,055,565
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,5]	1,239,918	1,054,308
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,5]	1,473,245	1,238,536
JP Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,5]	37,419	34,877
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,5]	18,199	16,462
New Residential Mortgage Loan Trust,
Series 2014-1A, Class A, 3.75%, 1/25/2054[2,5]	102,932	95,558
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,5]	47,786	43,088
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,5]	92,922	85,588
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,5]	85,323	77,533
OBX Trust, Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,5]	1,355,350	1,137,408

The accompanying notes are an integral part of the financial statements.

4

Core Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,5]	165,559	$147,210
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,5]	1,603,054	1,356,545
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,5]	2,526,443	2,027,684
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,5]	1,610,120	1,293,142
Sequoia Mortgage Trust,
Series 2013-4, Class A1, 2.325%, 4/25/2043[5]	1,461,381	1,251,166
Series 2013-6, Class A2, 3.00%, 5/25/2043[5]	440,428	381,950
Series 2013-7, Class A2, 3.00%, 6/25/2043[5]	32,118	28,134
Series 2013-8, Class A1, 3.00%, 6/25/2043[5]	82,730	72,763
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,5]	477,239	435,053
WinWater Mortgage Loan Trust,
Series 2015-1, Class A1, 3.50%, 1/20/2045[2,5]	14,136	12,673
Series 2015-2, Class A11, 3.50%, 2/20/2045[2,5]	433,115	388,640

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $24,397,831)		21,122,293

MUNICIPAL BONDS - 1.2%

Clark County, Public Impt., Series A, G.O. Bond, 1.15%, 11/1/2026	3,410,000	3,020,102
Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	95,000	71,596
South Carolina Public Service Authority,
Series B, Revenue Bond, 2.329%, 12/1/2028	600,000	518,192

TOTAL MUNICIPAL BONDS
(Identified Cost $4,108,457)		3,609,890

U.S. TREASURY SECURITIES - 38.8%

U.S. Treasury Bonds - 13.9%
U.S. Treasury Bond
2.375%, 2/15/2042	26,360,000	20,494,900
3.00%, 5/15/2047	24,172,000	20,315,810
3.625%, 2/15/2053	3,140,000	3,009,494

Total U.S. Treasury Bonds
(Identified Cost $47,408,569)		43,820,204
U.S. Treasury Notes - 24.9%
U.S. Treasury Note
2.25%, 11/15/2024	6,575,000	6,313,284
2.00%, 11/15/2026	16,688,000	15,432,489

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
2.25%, 11/15/2027	17,145,000	$15,785,455
3.125%, 11/15/2028	16,535,000	15,745,712
1.75%, 11/15/2029	17,840,000	15,639,269
1.375%, 11/15/2031	11,355,000	9,357,230

Total U.S. Treasury Notes
(Identified Cost $79,936,618)		78,273,439
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $127,345,187)		122,093,643

U.S. GOVERNMENT AGENCIES - 20.4%

Mortgage-Backed Securities - 20.4%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024	387	384
Pool #MA3463, UMBS, 4.00%, 9/1/2033	93,007	90,126
Pool #MA1834, UMBS, 4.50%, 2/1/2034	27,917	27,644
Pool #FM1158, UMBS, 3.50%, 6/1/2034	350,931	335,678
Pool #MA2587, UMBS, 3.50%, 4/1/2036	183,142	173,571
Pool #MA3215, UMBS, 3.50%, 12/1/2037	591,976	561,336
Pool #FM2568, UMBS, 3.00%, 5/1/2038	398,614	369,639
Pool #MA5043, UMBS, 5.00%, 6/1/2038	2,359,345	2,343,477
Pool #995876, UMBS, 6.00%, 11/1/2038	55,859	58,807
Pool #MA4203, UMBS, 2.50%, 12/1/2040	2,653,540	2,334,372
Pool #AI5172, UMBS, 4.00%, 8/1/2041	36,695	35,231
Pool #AH3858, UMBS, 4.50%, 8/1/2041	163,590	161,343
Pool #MA4633, UMBS, 3.50%, 6/1/2042	2,007,772	1,860,358
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,853,117	2,711,872
Pool #FS4616, UMBS, 5.00%, 5/1/2043	4,752,166	4,701,302
Pool #AL7729, UMBS, 4.00%, 6/1/2043	46,531	44,675
Pool #AX1685, UMBS, 3.50%, 11/1/2044	435,206	404,737
Pool #AS4103, UMBS, 4.50%, 12/1/2044	137,035	134,855
Pool #AY8604, UMBS, 3.50%, 4/1/2045	66,356	61,570
Pool #BC6764, UMBS, 3.50%, 4/1/2046	27,901	25,770

The accompanying notes are an integral part of the financial statements.

5

Core Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #BC8677, UMBS, 4.00%, 5/1/2046	24,154	$23,034
Pool #BD1191, UMBS, 3.50%, 1/1/2047	173,715	160,446
Pool #BE7845, UMBS, 4.50%, 2/1/2047	29,074	28,560
Pool #MA3007, UMBS, 3.00%, 4/1/2047	685,155	613,329
Pool #FM2232, UMBS, 4.00%, 6/1/2048	98,670	93,953
Pool #AL8674, 5.645%, 1/1/2049	248,771	256,847
Pool #FS1179, UMBS, 3.50%, 12/1/2049	2,660,173	2,455,820
Pool #MA4020, UMBS, 3.00%, 5/1/2050	4,528,932	4,018,360
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,604,422	2,310,810
Pool #FS2998, UMBS, 3.50%, 4/1/2052	4,559,563	4,199,562
Pool #FS4925, UMBS, 3.50%, 4/1/2052	3,430,000	3,159,183
Pool #MA4600, UMBS, 3.50%, 5/1/2052	2,994,400	2,730,291
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,924,750	2,744,161
Pool #MA4733, UMBS, 4.50%, 9/1/2052	2,526,751	2,429,241
Pool #MA4807, UMBS, 5.50%, 11/1/2052	4,765,497	4,750,557
Freddie Mac
Pool #D98711, 4.50%, 7/1/2031	45,146	44,571
Pool #C91746, 4.50%, 12/1/2033	34,474	34,162
Pool #C91771, 4.50%, 6/1/2034	46,491	46,088
Pool #C91780, 4.50%, 7/1/2034	50,301	49,929
Pool #QN0349, UMBS, 3.00%, 8/1/2034	369,981	346,858
Pool #C91832, 3.50%, 6/1/2035	209,548	198,814

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac (continued)
Pool #G08268, 5.00%, 5/1/2038	264,290	$266,481
Pool #G05900, 6.00%, 3/1/2040	18,356	19,346
Pool #A92889, 4.50%, 7/1/2040	100,816	99,609
Pool #A93451, 4.50%, 8/1/2040	297,239	293,683
Pool #G60513, 5.00%, 7/1/2041	266,801	268,756
Pool #G60071, 4.50%, 7/1/2042	104,560	103,310
Pool #RB5188, UMBS, 4.00%, 10/1/2042	3,525,358	3,350,975
Pool #Q17513, 3.50%, 4/1/2043	62,575	58,504
Pool #Q37857, 4.00%, 12/1/2045	236,112	226,496
Pool #G60855, 4.50%, 12/1/2045	95,411	94,002
Pool #Q38388, 4.00%, 1/1/2046	222,444	213,385
Pool #Q47544, 4.00%, 3/1/2047	236,987	226,934
Pool #Q47130, 4.50%, 4/1/2047	25,195	24,686
Pool #G08786, 4.50%, 10/1/2047	70,792	69,362
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,813,457	2,499,396
Pool #SD1129, UMBS, 4.00%, 8/1/2051	2,402,872	2,279,101
Pool #SD8230, UMBS, 4.50%, 6/1/2052	1,609,137	1,547,026
Pool #SD1360, UMBS, 5.50%, 7/1/2052	4,029,410	4,012,318
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,539,946	1,509,301

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $66,397,228)		64,293,994

U.S. GOVERNMENT SECURITIES - 5.0%

U.S. Treasury Bill - 5.0%
U.S. Treasury Bill, 0.30%, 5/16/2024[7]
(Identified Cost $15,824,742)	16,550,000	15,795,704

SHORT-TERM INVESTMENT - 0.8%

Dreyfus Government Cash Management, Institutional Shares, 5.00%[8]
(Identified Cost $2,372,693)	2,372,693	2,372,693

TOTAL INVESTMENTS - 99.7%
(Identified Cost $333,004,004)		313,433,708
OTHER ASSETS, LESS LIABILITIES - 0.3%		1,083,720
NET ASSETS - 100%		$314,517,428

G.O. Bond - General Obligation Bond

Impt. - Improvement

LIBOR - London Interbank Offered Rate

No. - Number

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

6

Core Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $58,075,847, which represented 18.5% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2023.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2023 was $2,426,895, or 0.8% of the Series’ Net Assets.

5Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2023.

6Floating rate security. Rate shown is the rate in effect as of June 30, 2023.

7Represents the annualized yield at time of purchase.

8Rate shown is the current yield as of June 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning  & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Statement of Assets and Liabilities

June 30, 2023 (unaudited)

ASSETS:

Investments, at value (identified cost $333,004,004) (Note 2)	$313,433,708
Receivable from Advisor (Note 3)	13,204
Interest receivable	1,515,216
Receivable for fund shares sold	143,172
Dividends receivable	23,614
Prepaid expenses	18,453

TOTAL ASSETS	315,147,367

LIABILITIES:

Accrued fund accounting and administration fees (Note 3)	22,500
Accrued Chief Compliance Officer service fees (Note 3)	4,087
Accrued sub-transfer agent fees (Note 3)	2,008
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	516
Payable for fund shares repurchased	553,129
Professional fees payable	34,563
Other payables and accrued expenses	13,136

TOTAL LIABILITIES	629,939

TOTAL NET ASSETS	$314,517,428

NET ASSETS CONSIST OF:

Capital stock	$342,702
Additional paid-in-capital	371,033,360
Total distributable earnings (loss)	(56,858,634)

TOTAL NET ASSETS	$314,517,428

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($2,379,440/257,209 shares)	$9.25

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($3,634,474/431,159 shares)	$8.43

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($284,130,983/30,697,804 shares)	$9.26

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z
($24,372,531/2,884,006 shares)	$8.45

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Statement of Operations

For the Six Months Ended June 30, 2023 (unaudited)

INVESTMENT INCOME:

Interest	$5,695,671
Dividends	111,050

Total Investment Income	5,806,721

EXPENSES:

Management fees (Note 3)	388,679
Fund accounting and administration fees (Note 3)	53,028
Directors’ fees (Note 3)	18,358
Chief Compliance Officer service fees (Note 3)	4,087
Sub-transfer agent fees (Note 3)	3,108
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	2,716
Registration and filing fees	42,164
Professional fees	31,498
Custodian fees	6,439
Miscellaneous	31,602

Total Expenses	581,679
Less reduction of expenses (Note 3)	(458,953)

Net Expenses	122,726

NET INVESTMENT INCOME	5,683,995

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(3,161,005)

Net change in unrealized appreciation (depreciation) on investments	4,810,871

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,649,866

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,333,861

The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/23 (UNAUDITED)	FOR THE YEAR ENDED 12/31/22
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,683,995	$8,643,044
Net realized gain (loss) on investments	(3,161,005)	(34,251,297)
Net change in unrealized appreciation (depreciation) on investments	4,810,871	(21,471,498)

Net increase (decrease) from operations	7,333,861	(47,079,751)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(29,631)	(52,571)
Class I	(60,061)	(137,806)
Class W	(4,594,708)	(7,884,279)
Class Z	(409,808)	(615,473)
Total distributions to shareholders	(5,094,208)	(8,690,129)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	8,056,342	(20,399,382)

Net increase (decrease) in net assets	10,295,995	(76,169,262)

NET ASSETS:

Beginning of period	304,221,433	380,390,695

End of period	$314,517,428	$304,221,433

The accompanying notes are an integral part of the financial statements.

10

Core Bond Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/23 (UNAUDITED)		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.18		$10.82	$11.28	$10.92	$10.30	$10.62
Income (loss) from investment operations:
Net investment income[1]	0.14		0.19	0.12	0.16	0.23	0.24
Net realized and unrealized gain (loss) on investments	0.06		(1.62)	(0.33)	0.78	0.61	(0.32)
Total from investment operations	0.20		(1.43)	(0.21)	0.94	0.84	(0.08)
Less distributions to shareholders:
From net investment income	(0.13)		(0.21)	(0.12)	(0.16)	(0.22)	(0.24)
From net realized gain on investments	—		—	(0.13)	(0.42)	—	—
Total distributions to shareholders	(0.13)		(0.21)	(0.25)	(0.58)	(0.22)	(0.24)
Net asset value - End of period	$9.25		$9.18	$10.82	$11.28	$10.92	$10.30
Net assets - End of period (000’s omitted)	$2,379		$1,967	$4,185	$5,760	$2,382	$101,314
Total return[2]	2.15%		(13.30% )	(1.89% )	8.67%	8.18%	(0.75% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.68%	[3]	0.70%	0.65%	0.64%	0.69%	0.70%
Net investment income	3.06%	[3]	1.88%	1.07%	1.38%	2.27%	2.35%
Series portfolio turnover	35%		101%	69%	110%	66%	78%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A		N/A	N/A	N/A	0.07%	0.08%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

11

Core Bond Series

Financial Highlights - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/23 (UNAUDITED)		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.38		$9.89	$10.33	$10.04	$9.52	$9.84
Income (loss) from investment operations:
Net investment income[1]	0.14		0.20	0.13	0.17	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.04		(1.48)	(0.30)	0.72	0.55	(0.31)
Total from investment operations	0.18		(1.28)	(0.17)	0.89	0.79	(0.06)
Less distributions to shareholders:
From net investment income	(0.13)		(0.23)	(0.14)	(0.18)	(0.27)	(0.26)
From net realized gain on investments	—		—	(0.13)	(0.42)	—	—
Total distributions to shareholders	(0.13)		(0.23)	(0.27)	(0.60)	(0.27)	(0.26)
Net asset value - End of period	$8.43		$8.38	$9.89	$10.33	$10.04	$9.52
Net assets - End of period (000’s omitted)	$3,634		$4,303	$6,621	$4,387	$5,416	$76,761
Total return[2]	2.19%		(13.01% )	(1.65% )	8.93%	8.38%	(0.53% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.45%	[3]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	3.27%	[3]	2.27%	1.29%	1.67%	2.53%	2.60%
Series portfolio turnover	35%		101%	69%	110%	66%	78%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.05%	[3]	0.04%	0.02%	0.01%	0.06%	0.08%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

12

Core Bond Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/23 (UNAUDITED)		12/31/22	12/31/21	12/31/20	FOR THE PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.18		$10.82	$11.27	$10.90	$10.40
Income (loss) from investment operations:
Net investment income[2]	0.17		0.26	0.19	0.22	0.26
Net realized and unrealized gain (loss) on investments	0.06		(1.64)	(0.33)	0.78	0.54
Total from investment operations	0.23		(1.38)	(0.14)	1.00	0.80
Less distributions to shareholders:
From net investment income	(0.15)		(0.26)	(0.18)	(0.21)	(0.30)
From net realized gain on investments	—		—	(0.13)	(0.42)	—
Total distributions to shareholders	(0.15)		(0.26)	(0.31)	(0.63)	(0.30)
Net asset value - End of period	$9.26		$9.18	$10.82	$11.27	$10.90
Net assets - End of period (000’s omitted)	$284,131		$275,472	$344,304	$321,288	$192,391
Total return[3]	2.52%		(12.76% )	(1.25% )	9.31%	7.74%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[4]	0.05%	0.05%	0.05%	0.05%	[4]
Net investment income	3.68%	[4]	2.68%	1.68%	1.97%	2.87%	[4]
Series portfolio turnover	35%		101%	69%	110%	66%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.32%	[4]	0.32%	0.30%	0.32%	0.34%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

Core Bond Series

Financial Highlights - Class Z

	FOR THE		FOR THE YEAR ENDED			FOR THE
	SIX MONTHS ENDED 6/30/23 (UNAUDITED)		12/31/22	12/31/21	12/31/20	PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.40		$9.91	$10.35	$10.06	$9.62
Income (loss) from investment operations:
Net investment income[2]	0.15		0.22	0.15	0.18	0.22
Net realized and unrealized gain (loss) on investments	0.04		(1.49)	(0.31)	0.72	0.50
Total from investment operations	0.19		(1.27)	(0.16)	0.90	0.72
Less distributions to shareholders:
From net investment income	(0.14)		(0.24)	(0.15)	(0.19)	(0.28)
From net realized gain on investments	—		—	(0.13)	(0.42)	—
Total distributions to shareholders	(0.14)		(0.24)	(0.28)	(0.61)	(0.28)
Net asset value - End of period	$8.45		$8.40	$9.91	$10.35	$10.06
Net assets - End of period (000’s omitted)	$24,373		$22,480	$25,281	$20,266	$10,372
Total return[3]	2.28%		(12.86% )	(1.53% )	9.02%	7.50%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[4]	0.30%	0.30%	0.30%	0.30%	[4]
Net investment income	3.44%	[4]	2.46%	1.43%	1.75%	2.64%	[4]
Series portfolio turnover	35%		101%	69%	110%	66%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.07%	[4]	0.07%	0.05%	0.07%	0.09%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

14

Core Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2023, 6.4 billion shares have been designated in total among 15 series, of which 100 million have been designated as Core Bond Series Class I common stock, 125 million have been designated as Core Bond Series Class S common stock, 150 million have been designated as Core Bond Series Class W common stock and Core Bond Series Class Z common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

15

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$202,183,341	$—	$202,183,341	$—
States and political subdivisions (municipals)	3,609,890	—	3,609,890	—

16

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Corporate debt:
Communication Services	$10,776,981	$—	$10,776,981	$—
Consumer Discretionary	7,290,469	—	7,290,469	—
Consumer Staples	2,991,328	—	2,991,328	—
Energy	5,408,626	—	5,408,626	—
Financials	8,517,814	—	8,517,814	—
Industrials	4,901,421	—	4,901,421	—
Information Technology	3,069,845	—	3,069,845	—
Materials	1,648,863	—	1,648,863	—
Real Estate	6,976,761	—	6,976,761	—
Utilities	3,179,460	—	3,179,460	—
Asset-backed securities	29,383,923	—	29,383,923	—
Commercial mortgage-backed securities	21,122,293	—	21,122,293	—
Short-Term Investment	2,372,693	2,372,693	—	—
Total assets	$313,433,708	$2,372,693	$311,061,015	$—

There were no Level 3 securities held by the Series as of December 31, 2022 or June 30, 2023.

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Series may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Series is uncertain.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

17

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2023.

18

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment (continued)

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2023.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2023, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2019 through December 31, 2022. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Through the end of 2022, distributions to shareholders of net investment income were made quarterly; effective January 2023, such distributions will be made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

19

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2023, the sub-transfer agency expenses incurred by Class S and Class I were $657 and $2,451, respectively.

Manning  & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

20

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.45% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.30% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $350,674 in management fees for Class W shares for the six months ended June 30, 2023. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $932, $98,745 and $8,602 for Class I, Class W and Class Z shares, respectively, for the six months ended June 30, 2023. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2023, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2023	2024	2025	2026	TOTAL
Class I	$448	$1,037	$2,500	$932	$4,917
Class W	171,244	170,505	191,639	98,745	632,133
Class Z	10,229	11,009	14,696	8,602	44,536

For the six months ended June 30, 2023, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2023, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $9,686,487 and $25,919,181, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $96,619,265 and $86,661,451, respectively.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of Core Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/23		FOR THE YEAR ENDED 12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	80,141	$754,654	121,799	$1,264,369
Reinvested	3,061	28,681	5,373	51,052
Repurchased	(40,097)	(372,893)	(299,806)	(2,967,362)
Total	43,105	$410,442	(172,634)	$(1,651,941)

21

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/23		FOR THE YEAR ENDED 12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	68,494	$581,505	204,270	$1,836,234
Reinvested	6,728	57,468	14,723	126,974
Repurchased	(157,783)	(1,345,067)	(374,841)	(3,212,196)
Total	(82,561)	$(706,094)	(155,848)	$(1,248,988)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/23		FOR THE YEAR ENDED 12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,329,793	$21,809,414	2,423,572	$23,723,615
Reinvested	473,466	4,438,352	780,717	7,384,091
Repurchased	(2,098,791)	(19,676,315)	(5,041,057)	(49,602,932)
Total	704,468	$6,571,451	(1,836,768)	$(18,495,226)

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/23		FOR THE YEAR ENDED 12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	310,724	$2,660,736	267,682	$2,331,556
Reinvested	47,833	409,807	71,224	615,473
Repurchased	(150,923)	(1,290,000)	(212,428)	(1,950,256)
Total	207,634	$1,780,543	126,478	$996,773

Approximately 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2023 unless extended or renewed. During the six months ended June 30, 2023, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2023.

22

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2022 were as follows:

Ordinary income	$8,690,129

At June 30, 2023, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$333,864,986
Unrealized appreciation	532,342
Unrealized depreciation	(20,963,620)
Net unrealized depreciation	$(20,431,278)

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

23

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24

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25

Core Bond Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2022, through December 31, 2022, and was presented to the Board in February 2023. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

26

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCOB-06/23-SAR

27

www.manning-napier.com

Manning & Napier Fund, Inc.

Credit Series

Credit Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical line in the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/23	ENDING ACCOUNT VALUE 6/30/23	EXPENSES PAID DURING PERIOD* 1/1/23 - 6/30/23	ANNUALIZED EXPENSE RATIO
Class W
Actual	$1,000.00	$1,027.00	$0.50	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

*Expenses are equal to each Series’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Series’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

3

Credit Series

Portfolio Composition as of June 30, 2023

(unaudited)

Sector Allocation[1]
1As a percentage of net assets.

4

Credit Series

Investment Portfolio - June 30, 2023

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS - 32.1%

Non-Convertible Corporate Bonds- 32.1%
Communication Services - 6.0%
Entertainment - 2.3%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	6,850,000	$6,251,531

Interactive Media & Services - 3.7%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	10,890,000	10,118,182

Total Communication Services		16,369,713

Consumer Discretionary - 4.2%
Broadline Retail - 4.2%
Alibaba Group Holding Ltd.,
(China), 2.125%, 2/9/2031	1,700,000	1,381,376
(China), 4.00%, 12/6/2037	6,090,000	5,085,246
Amazon.com, Inc., 3.30%, 4/13/2027	5,230,000	4,982,678

Total Consumer Discretionary		11,449,300

Consumer Staples - 1.8%
Beverages - 1.8%
PepsiCo, Inc., 3.90%, 7/18/2032	5,010,000	4,818,828

Energy - 3.4%
Oil, Gas & Consumable Fuels - 3.4%
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	2,834,000	2,980,347
Energy Transfer LP, 6.50%, 2/1/2042	6,320,000	6,381,695

Total Energy		9,362,042

Financials - 5.1%
Banks - 5.1%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	4,530,000	3,749,163
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[3]	4,360,000	3,869,831
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	6,500,000	6,238,211

Total Financials		13,857,205

Industrials - 2.8%
Ground Transportation - 0.9%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[3]	2,540,000	2,458,684
Trading Companies & Distributors - 1.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	3,000,000	2,604,406

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Trading Companies & Distributors (continued)
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	2,890,000	$2,683,616
		5,288,022
Total Industrials		7,746,706

Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
QUALCOMM, Inc.,
4.25%, 5/20/2032	3,495,000	3,401,040
5.40%, 5/20/2033	1,305,000	1,371,968

Total Information Technology		4,773,008

Materials - 1.0%
Metals & Mining - 1.0%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,870,000	2,614,496

Real Estate - 4.2%
Retail REITs - 2.7%
Simon Property Group LP, 2.65%, 2/1/2032	9,100,000	7,394,058

Specialized REITs - 1.5%
SBA Tower Trust, 6.599%, 1/15/2028[2]	3,940,000	4,001,971

Total Real Estate		11,396,029

Utilities - 1.9%
Independent Power and Renewable Electricity Producers - 1.9%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	5,230,000	5,245,608

TOTAL CORPORATE BONDS (Identified Cost $94,413,234)		87,632,935

ASSET-BACKED SECURITIES - 17.9%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,600,000	1,556,160
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	847,058	776,756
CarMax Auto Owner Trust, Series 2020- 4, Class A3, 0.50%, 8/15/2025	1,575,576	1,539,896
CF Hippolyta Issuer LLC,
Series 2020-1, Class A2, 1.99%, 7/15/2060[2]	658,149	549,480
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,113,712	1,887,436
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	895,325	757,407
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	650,543	551,792

The accompanying notes are an integral part of the financial statements.

5

Credit Series

Investment Portfolio - June 30, 2023

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Credit Acceptance Auto Loan Trust,
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	767,821	$761,479
Series 2021-2A, Class C, 1.64%, 6/17/2030[2]	1,000,000	933,333
Series 2021-3A, Class B, 1.38%, 7/15/2030[2]	1,300,000	1,218,832
Series 2022-1A, Class A, 4.60%, 6/15/2032[2]	2,600,000	2,524,176
DataBank Issuer,
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	900,000	775,410
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,350,000	1,244,622
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.80%, 11/25/2045[2]	571,931	496,991
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	1,525,000	1,329,457
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	792,714	655,457
Hotwire Funding LLC,
Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,470,000	1,287,400
Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,400,000	2,341,135
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. LIBOR US + 1.300%), 6.458%, 2/15/2039[2,4]	1,500,000	1,424,154
Libra Solutions LLC,
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	848,834	837,807
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	1,164,595	1,158,801
Navient Private Education Refi Loan Trust,
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 6.200%, 12/27/2066[2,4]	1,759,182	1,741,540
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	581,583	519,049
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	394,845	342,391
Nelnet Student Loan Trust, Series 2012-3A, Class A, (1 mo. LIBOR US + 0.700%), 5.850%, 3/26/2040[2,4]	699,891	686,255
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.85%, 11/20/2050[2]	1,909,898	1,694,806
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	397,904	395,879
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	2,850,000	2,618,303
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,120,000	2,072,330

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $1,211,246)[5]	1,211,246	$1,139,010
Series 2022-1, Class A1, 6.50%, 10/15/2034 (Acquired 10/14/2022, cost $282,714)[5]	282,941	282,597
PHEAA Student Loan Trust, Series 2016-1A, Class A, (1 mo. LIBOR US + 1.150%), 6.300%, 9/25/2065[2,4]	484,763	480,737
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,662,500	1,425,793
SLM Student Loan Trust,
Series 2011-2, Class A2, (1 mo. LIBOR US + 1.200%), 6.350%, 10/25/2034[4]	573,181	570,138
Series 2013-6, Class A3, (1 mo. LIBOR US + 0.650%), 5.800%, 6/26/2028[4]	1,294,819	1,257,655
SMB Private Education Loan Trust,
Series 2015-B, Class A3, (1 mo. LIBOR US + 1.750%), 6.943%, 5/17/2032[2,4]	207,940	207,912
Series 2016-B, Class A2A, 2.43%, 2/17/2032[2]	558,870	533,255
Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	166,469	159,463
Series 2017-B, Class A2B, (1 mo. LIBOR US + 0.750%), 5.943%, 10/15/2035[2,4]	753,936	747,177
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.34%, 8/25/2047[2]	108,144	104,357
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	1,050,000	919,271
Store Master Funding I-VII, Series 2018- 1A, Class A1, 3.96%, 10/20/2048[2]	1,398,016	1,349,198
Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, (China), 1.68%, 2/20/2046[2]	1,545,337	1,303,475
Tricon American Homes,
Series 2017-SFR2, Class A, 2.928%, 1/17/2036[2]	1,010,256	991,469
Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	1,394,843	1,231,931
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	1,750,000	1,568,371

TOTAL ASSET-BACKED SECURITIES (Identified Cost $52,125,154)		48,950,343

COMMERCIAL MORTGAGE-BACKED SECURITIES - 14.6%

Agate Bay Mortgage Trust, Series 2016- 2, Class A3, 3.50%, 3/25/2046[2,6]	964,476	865,806

The accompanying notes are an integral part of the financial statements.

6

Credit Series

Investment Portfolio - June 30, 2023

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,6]	858,767	$746,536
Credit Suisse Mortgage Capital Trust,
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,6]	251,160	225,062
Series 2018-J1, Class A2, 3.50%, 2/25/2048[2,6]	4,146,951	3,683,759
Fannie Mae REMICS,
Series 2020-48, Class DC, 2.50%, 7/25/2050	4,291,740	3,701,404
Series 2021-69, Class WJ, 1.50%, 10/25/2050	649,874	538,728
Flagstar Mortgage Trust, Series 2021- 8INV, Class A3, 2.50%, 9/25/2051[2,6]	847,850	681,464
Freddie Mac Multifamily Structured Pass-Through Certificates,
Series K072, Class A2, 3.444%, 12/25/2027	1,000,000	952,016
Series K106, Class X1 (IO), 1.477%, 1/25/2030[6]	15,914,237	1,126,900
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	4,425,507	3,815,990
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%, 10/25/2050[2,6]	257,714	221,052
Series 2021-INV1, Class A6, 2.50%, 12/25/2051[2,6]	848,304	720,800
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,6]	568,472	483,517
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,6]	661,290	562,297
Series 2022-PJ3, Class A6, 3.00%, 8/25/2052[2,6]	1,843,503	1,533,784
Imperial Fund Mortgage Trust,
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,6]	800,492	672,962
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[2,7]	1,351,206	1,223,501
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON, Class A, 3.884%, 1/5/2034[2]	2,000,000	1,947,610
J.P. Morgan Mortgage Trust,
Series 2016-3, Class 2A2, 2.50%, 10/25/2046[2,6]	779,185	709,557
Series 2019-INV3, Class A3A, 3.00%, 5/25/2050[2,6]	525,736	439,708
Series 2022-INV3, Class A3B, 3.00%, 9/25/2052[2,6]	1,797,284	1,508,555
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.509%, 4/5/2042[2,6]	1,000,000	765,089
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1 mo. LIBOR US + 0.750%), 5.900%, 5/25/2055[2,4]	1,733,333	1,719,551

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Oceanview Mortgage Loan Trust, Series 2020-1, Class A1A, 1.733%, 5/28/2050[2,6]	608,026	$542,831
Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,6]	702,328	594,328
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,6]	1,393,899	1,118,722
RCKT Mortgage Trust,
Series 2021-6, Class A1, 2.50%, 12/25/2051[2,6]	849,785	682,492
Series 2021-6, Class A5, 2.50%, 12/25/2051[2,6]	966,766	820,804
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[2]	911,921	852,379
Sequoia Mortgage Trust,
Series 2013-5, Class A1, 2.50%, 5/25/2043[2,6]	488,208	417,772
Series 2013-9, Class A1, 3.50%, 7/25/2043[2,6]	3,791,743	3,434,359
Series 2017-3, Class A19, 3.50%, 4/25/2047[2,6]	1,525,096	1,362,126
WinWater Mortgage Loan Trust, Series 2015-3, Class A1, 3.50%, 3/20/2045[2,6]	1,258,229	1,129,941

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $43,778,455)		39,801,402

MUNICIPAL BONDS - 1.3%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037	2,240,000	1,709,702
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	1,355,000	1,170,251
Tampa-Hillsborough County Expressway Authority, Series B, Revenue Bond, BAM, 1.892%, 7/1/2029	1,000,000	833,115

TOTAL MUNICIPAL BONDS (Identified Cost $4,677,391)		3,713,068

U.S. GOVERNMENT AGENCIES - 27.8%

Mortgage-Backed Securities - 27.8%
Fannie Mae
Pool #MA5043, UMBS, 5.00%, 6/1/2038	1,966,121	1,952,898
Pool #MA4687, UMBS, 4.00%, 6/1/2042	4,514,425	4,290,936
Pool #FS3146, UMBS, 4.50%, 10/1/2042	3,347,571	3,257,894
Pool #MA4851, UMBS, 5.00%, 11/1/2042	4,215,012	4,158,632
Pool #BK0433, UMBS, 3.50%, 12/1/2049	5,583,092	5,108,537

The accompanying notes are an integral part of the financial statements.

7

Credit Series

Investment Portfolio - June 30, 2023

(unaudited)

	PRINCIPAL AMOUNT1/ SHARES	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #FM6890, UMBS, 3.00%, 6/1/2050	2,069,999	$1,841,250
Pool #CA6316, UMBS, 3.00%, 7/1/2050	4,914,871	4,335,510
Pool #FS1807, UMBS, 3.50%, 7/1/2051	4,335,256	3,992,965
Pool #FS1838, UMBS, 3.00%, 12/1/2051	4,507,822	3,999,106
Pool #MA4514, UMBS, 3.50%, 1/1/2052	1,630,249	1,489,467
Pool #BV5383, UMBS, 3.00%, 4/1/2052	2,752,365	2,440,793
Pool #MA4626, UMBS, 4.00%, 6/1/2052	6,571,416	6,165,663
Pool #MA4737, UMBS, 5.00%, 8/1/2052	4,009,385	3,929,615
Pool #MA4807, UMBS, 5.50%, 11/1/2052	2,491,270	2,483,460
Freddie Mac
Pool #RB5169, UMBS, 3.50%, 6/1/2042	4,666,053	4,323,151
Pool #RB5178, UMBS, 4.50%, 8/1/2042	2,247,070	2,181,596
Pool #QE0356, UMBS, 3.50%, 4/1/2052	1,732,270	1,586,766
Pool #SD8230, UMBS, 4.50%, 6/1/2052	4,962,280	4,770,743
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,430,258	3,415,708
Pool #QE9161, UMBS, 4.50%, 9/1/2052	3,762,166	3,616,952
Pool #SD8276, UMBS, 5.00%, 12/1/2052	6,592,892	6,461,694

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $79,452,368)		75,803,336

SHORT-TERM INVESTMENT - 5.7%

Dreyfus Government Cash Management, Institutional Shares, 5.00%[8]
(Identified Cost $15,587,996)	15,587,996	15,587,996

TOTAL INVESTMENTS - 99.4% (Identified Cost $290,034,598)		271,489,080
OTHER ASSETS, LESS LIABILITIES - 0.6%		1,553,738

NET ASSETS - 100%		$273,042,818

The accompanying notes are an integral part of the financial statements.

8

Credit Series

Investment Portfolio - June 30, 2023

(unaudited)

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

No. - Number

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

Scheduled principal and interest payments are guaranteed by:

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $98,491,284, which represented 36.1% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2023.

4Floating rate security. Rate shown is the rate in effect as of June 30, 2023.

5Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2023 was $1,421,607, or 0.5% of the Series’ Net Assets.

6Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2023.

7Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2023.

8Rate shown is the current yield as of June 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

9

Credit Series

Statement of Assets and Liabilities

June 30, 2023 (unaudited)

ASSETS:

Investments, at value (identified cost $290,034,598) (Note 2)	$271,489,080
Interest receivable	1,418,685
Receivable for fund shares sold	155,725
Dividends receivable	38,639
Foreign tax reclaims receivable	3,100
Prepaid expenses	18,216

TOTAL ASSETS	273,123,445

LIABILITIES:

Due to custodian	10,925
Accrued fund accounting and administration fees (Note 3)	15,211
Accrued management fees (Note 3)	8,950
Accrued Chief Compliance Officer service fees (Note 3)	4,087
Professional fees payable	33,832
Accrued printing and postage fees payable	6,929
Other payables and accrued expenses	693

TOTAL LIABILITIES	80,627

TOTAL NET ASSETS	$273,042,818

NET ASSETS CONSIST OF:

Capital stock	$309,470
Additional paid-in-capital	302,306,521
Total distributable earnings (loss)	(29,573,173)

TOTAL NET ASSETS	$273,042,818

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($273,042,818/30,947,035 shares)	$8.82

The accompanying notes are an integral part of the financial statements.

10

Credit Series

Statement of Operations

For the Six Months Ended June 30, 2023 (unaudited)

INVESTMENT INCOME:

Interest (net of foreign taxes withheld, $6,314)	$5,294,312
Dividends	169,978

Total Investment Income	5,464,290

EXPENSES:

Management fees (Note 3)	339,518
Fund accounting and administration fees (Note 3)	39,093
Directors’ fees (Note 3)	15,896
Chief Compliance Officer service fees (Note 3)	4,087
Professional fees	30,890
Custodian fees	4,826
Recoupment of past waived and/or reimbursed fees	8,950
Miscellaneous	32,065

Total Expenses	475,325
Less reduction of expenses (Note 3)	(339,518)

Net Expenses	135,807

NET INVESTMENT INCOME	5,328,483

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(2,676,679)

Net change in unrealized appreciation (depreciation) on investments	4,481,000

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,804,321

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,132,804

The accompanying notes are an integral part of the financial statements.

11

Credit Series

Statements of Changes in Net Assets

	FOR THE
	SIX MONTHS
	ENDED	FOR THE
	6/30/23	YEAR ENDED
	(UNAUDITED)	12/31/22
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$5,328,483	$8,037,672
Net realized gain (loss) on investments	(2,676,679)	(8,739,542)
Net change in unrealized appreciation (depreciation) on investments	4,481,000	(24,359,994)

Net increase (decrease) from operations	7,132,804	(25,061,864)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

Class W	(4,824,692)	(8,284,425)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	4,912,653	92,691,219

Net increase (decrease) in net assets	7,220,765	59,344,930

NET ASSETS:

Beginning of period	265,822,053	206,477,123

End of period	$273,042,818	$265,822,053

The accompanying notes are an integral part of the financial statements.

12

Credit Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED		FOR THE
	SIX MONTHS				PERIOD
	ENDED 6/30/23				4/14/20[1] TO
	(UNAUDITED)		12/31/22	12/31/21	12/31/20
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.74		$10.15	$10.60	$10.00
Income (loss) from investment operations:
Net investment income[2]	0.17		0.30	0.23	0.19
Net realized and unrealized gain (loss) on investments	0.07		(1.42)	(0.22)	0.68
Total from investment operations	0.24		(1.12)	0.01	0.87
Less distributions to shareholders:
From net investment income	(0.16)		(0.28)	(0.24)	(0.18)
From net realized gain on investments	—		(0.01)	(0.22)	(0.09)
Total distributions to shareholders	(0.16)		(0.29)	(0.46)	(0.27)
Net asset value - End of period	$8.82		$8.74	$10.15	$10.60
Net assets - End of period (000’s omitted)	$273,043		$265,822	$206,477	$192,127
Total return[3]	2.70%		(11.13% )	0.02%	8.77%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[4,5]	0.10%	0.10%	0.10% [4]
Net investment income	3.92%	[4]	3.25%	2.23%	2.52% [4]
Series portfolio turnover	28%		44%	69%	44%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.25%	[4]	0.26%	0.27%	0.33%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Includes recoupment of past waived and/or reimbursed fees. Excluding this amount, the expense ratio (to average net assets) would have decreased by less than 0.01%.

The accompanying notes are an integral part of the financial statements.

13

Credit Series

Notes to Financial Statements

(unaudited)

1.	Organization

Credit Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares are only offered to discretionary investment accounts and other funds managed by the Advisor. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2023, 6.4 billion shares have been designated in total among 15 series, of which 100 million have been designated as Credit Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

14

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S. Government agencies	$75,803,336	$—	$75,803,336	$—
States and political subdivisions (municipals)	3,713,068	—	3,713,068	—
Corporate debt:
Communication Services	16,369,713	—	16,369,713	—
Consumer Discretionary	11,449,300	—	11,449,300	—
Consumer Staples	4,818,828	—	4,818,828	—
Energy	9,362,042	—	9,362,042	—
Financials	13,857,205	—	13,857,205	—
Industrials	7,746,706	—	7,746,706	—
Information Technology	4,773,008	—	4,773,008	—
Materials	2,614,496	—	2,614,496	—
Real Estate	11,396,029	—	11,396,029	—
Utilities	5,245,608	—	5,245,608	—

15

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Asset-backed securities	$48,950,343	$—	$48,950,343	$—
Commercial mortgage-backed securities	39,801,402	—	39,801,402	—
Short-Term Investment	15,587,996	15,587,996	—	—
Total assets	$271,489,080	$15,587,996	$255,901,084	$—

There were no Level 3 securities held by the Series as of December 31, 2022 or June 30, 2023.

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Series may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Series is uncertain.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

16

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2023.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2023.

17

Credit Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2023, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2020 through for the year ended December 31, 2022. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Through the end of 2022, distributions to shareholders of net investment income were made quarterly; effective January 2023, such distributions will be made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

18

Credit Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director who each receive an additional annual stipend for these roles.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. There are no distribution and service fees on the Class W shares.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.10% of the average daily net assets of the Class W shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $339,518 in management fees for Class W for the six months ended June 30, 2023. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2023, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2023	2024	2025	TOTAL
Class W	$84,859	$34,013	$18,070	$136,942

For the six months ended June 30, 2023, the Advisor recouped $8,950 that have been previously waived or reimbursed for Class W.

19

Credit Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2023, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $26,532,169 and $41,335,754, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $47,699,653 and $39,652,823, respectively.

5.	Capital Stock Transactions

Transactions in Class W shares of Credit Series were:

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/23		12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,752,398	$15,649,538	12,952,907	$119,342,887
Reinvested	533,006	4,741,632	898,894	8,030,683
Repurchased	(1,741,204)	(15,478,517)	(3,792,770)	(34,682,351)
Total	544,200	$4,912,653	10,059,031	$92,691,219

Over 99% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2023.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net assets. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2022 were as follows:

Ordinary income	$8,239,137
Long-term capital gains	$45,288

20

Credit Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2023, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$290,034,598
Unrealized appreciation	387,319
Unrealized depreciation	(18,932,837)

Net unrealized depreciation	$(18,545,518)

9.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

21

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22

Credit Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2022, through December 31, 2022, and was presented to the Board in February 2023. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

23

Credit Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863

On the Securities and Exchange

Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCRE-06/23-SAR

24

www.manning-napier.com

Manning & Napier Fund, Inc.

High Yield Bond Series

High Yield Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/23	ENDING ACCOUNT VALUE 6/30/23	EXPENSES PAID DURING PERIOD* 1/1/23 - 6/30/23	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,046.90	$4.57	0.90%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Class I
Actual	$1,000.00	$1,049.40	$3.30	0.65%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class W
Actual	$1,000.00	$1,051.60	$0.51	0.10%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%
Class Z
Actual	$1,000.00	$1,049.70	$2.54	0.50%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

3

High Yield Bond Series

Portfolio Composition as of June 30, 2023

(unaudited)

Sector Allocation[1]
1As a percentage of net assets.

4

High Yield Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

PREFERRED STOCKS - 0.3%

Information Technology - 0.3%
Software - 0.3%
Synchronoss Technologies, Inc.
(Identified Cost $1,508,724)	60,814	$1,125,059

LOAN ASSIGNMENTS - 0.9%

Evolution Well Services Holdings LLC, Term Loan, (1 mo. U.S. Secured Overnight Financing Rate + 7.25%), 9.75%, 3/4/2027[2]
(Identified Cost $3,811,609)	3,872,727	3,750,078

CORPORATE BONDS - 93.0%

Non-Convertible Corporate Bonds- 93.0%
Communication Services - 5.7%
Media - 5.7%
CCO Holdings LLC - CCO Holdings Capital Corp., 4.25%, 2/1/2031[3]	7,250,000	5,883,931
CSC Holdings LLC, 5.25%, 6/1/2024	4,000,000	3,719,819
iHeartCommunications, Inc., 6.375%, 5/1/2026	6,801,000	5,732,649
Sirius X.M. Radio, Inc., 4.00%, 7/15/2028[3]	4,250,000	3,664,990
Telenet Finance Luxembourg Notes S.A.R.L (Belgium), 5.50%, 3/1/2028[3]	4,000,000	3,672,384
Total Communication Services		22,673,773
Consumer Discretionary - 8.4%
Automobiles - 2.4%
Ford Motor Credit Co. LLC,
6.95%, 6/10/2026	3,800,000	3,821,302
7.35%, 3/6/2030	5,500,000	5,613,408
		9,434,710
Diversified Consumer Services - 0.9%
The ADT Security Corp., 4.125%, 8/1/2029[3]	4,320,000	3,740,423
Hotels, Restaurants & Leisure - 4.2%
Affinity Interactive, 6.875%, 12/15/2027[3]	6,250,000	5,536,727
Allwyn Entertainment Financing UK plc (Czechia), 7.875%, 4/30/2029[3]	5,575,000	5,670,453
Full House Resorts, Inc., 8.25%, 2/15/2028[3]	6,148,000	5,756,766
		16,963,946
Specialty Retail - 0.9%
Staples, Inc., 10.75%, 4/15/2027[3]	6,015,000	3,496,499
Total Consumer Discretionary		33,635,578
Consumer Staples - 2.9%
Consumer Staples Distribution & Retail - 1.5%
C&S Group Enterprises LLC, 5.00%, 12/15/2028[3]	7,500,000	5,828,791
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products - 1.4%
Viterra Finance B.V. (Netherlands), 3.20%, 4/21/2031[3]	6,893,000	$5,767,185
Total Consumer Staples		11,595,976
Energy - 12.8%
Energy Equipment & Services - 1.4%
Odfjell Rig III Ltd. (Norway), 9.25%, 5/31/2028	5,600,000	5,630,638
Oil, Gas & Consumable Fuels - 11.4%
Atlantica Sustainable Infrastructure plc (Spain), 4.125%, 6/15/2028[3]	5,106,000	4,554,046
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[3]	7,619,745	6,705,376
Guara Norte Sarl (Brazil), 5.198%, 6/15/2034[3]	6,919,335	6,031,835
Hess Midstream Operations LP, 4.25%, 2/15/2030[3]	6,315,000	5,511,801
Martin Midstream Partners LP - Martin Midstream Finance Corp., 11.50%, 2/15/2028[3]	4,000,000	3,875,558
NGL Energy Operating LLC - NGL Energy Finance Corp., 7.50%, 2/1/2026[3]	3,780,000	3,723,101
Ping Petroleum UK Ltd. (Bermuda), 12.00%, 7/29/2024 (Acquired 07/14/2021, cost $1,666,000)[4]	1,700,000	1,599,807
Summit Midstream Holdings LLC - Summit Midstream Finance Corp., 9.00%, 10/15/2026[3,5]	5,865,000	5,695,404
Venture Global LNG, Inc., 8.125%, 6/1/2028[3]	7,575,000	7,669,399
		45,366,327
Total Energy		50,996,965

Financials - 19.0%
Banks - 1.0%
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023	3,880,000	3,869,148
Capital Markets - 3.3%
BGC Partners, Inc.,
4.375%, 12/15/2025	2,225,000	2,058,378
8.00%, 5/25/2028[3]	5,680,000	5,485,924
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[3]	6,500,000	5,780,799
		13,325,101
Consumer Finance - 5.7%
Navient Corp., 5.625%, 8/1/2033	10,295,000	7,738,146
PRA Group, Inc., 8.375%, 2/1/2028[3]	5,595,000	5,071,876

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
SLM Corp., 3.125%, 11/2/2026	11,250,000	$9,746,097
		22,556,119
Financial Services - 6.6%
Burford Capital Global Finance LLC, 6.875%, 4/15/2030[3]	6,500,000	5,945,319
Coinbase Global, Inc., 3.375%, 10/1/2028[3]	5,850,000	3,924,455
LD Holdings Group LLC, 6.125%, 4/1/2028[3]	6,000,000	3,444,472
Midcap Financial Issuer Trust, 6.50%, 5/1/2028[3]	6,500,000	5,795,102
Oxford Finance LLC - Oxford Finance Co-Issuer II, Inc., 6.375%, 2/1/2027[3]	3,925,000	3,665,383
United Wholesale Mortgage LLC, 5.50%, 4/15/2029[3]	4,234,000	3,631,552
		26,406,283
Insurance - 2.4%
Enact Holdings, Inc., 6.50%, 8/15/2025[3]	9,520,000	9,350,636
Total Financials		75,507,287
Health Care - 8.2%
Health Care Providers & Services - 3.1%
AdaptHealth LLC, 4.625%, 8/1/2029[3]	7,398,000	5,908,623
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030[3]	4,755,000	3,761,088
Pediatrix Medical Group, Inc., 5.375%, 2/15/2030[3]	2,809,000	2,584,740
		12,254,451
Life Sciences Tools & Services - 0.9%
Fortrea Holdings, Inc., 7.50%, 7/1/2030[3]	3,785,000	3,873,885
Pharmaceuticals - 4.2%
Bausch Health Companies, Inc., 4.875%, 6/1/2028[3]	5,500,000	3,265,305
Organon & Co. - Organon Foreign Debt Co-Issuer B.V., 4.125%, 4/30/2028[3]	6,310,000	5,601,462
Teva Pharmaceutical Finance Netherlands III B.V. (Israel), 8.125%, 9/15/2031	7,500,000	7,844,348
		16,711,115
Total Health Care		32,839,451
Industrials - 16.1%
Building Products - 1.0%
Eco Material Technologies, Inc., 7.875%, 1/31/2027[3]	4,250,000	4,070,897
Construction & Engineering - 7.2%
Global Infrastructure Solutions, Inc., 5.625%, 6/1/2029[3]	4,550,000	3,713,598
IEA Energy Services LLC, 6.625%, 8/15/2029[3]	6,987,000	6,658,900
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Construction & Engineering (continued)
IHS Holding Ltd. (Nigeria), 6.25%, 11/29/2028[3]	9,500,000	$7,793,600
Tutor Perini Corp., 6.875%, 5/1/2025[3]	12,456,000	10,429,736
		28,595,834
Machinery - 1.4%
Hillenbrand, Inc., 3.75%, 3/1/2031	6,437,000	5,466,427
Marine Transportation - 2.3%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025	9,355,000	9,033,278
Passenger Airlines - 3.3%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[3]	2,153,485	2,174,117
American Airlines Pass-Through Trust, Series 2021-1, Class B, 3.95%, 7/11/2030	2,620,520	2,306,078
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028	5,648,603	5,092,571
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	4,059,329	3,820,835
		13,393,601
Professional Services - 0.9%
TriNet Group, Inc., 3.50%, 3/1/2029[3]	4,100,000	3,573,686
Total Industrials		64,133,723
Information Technology - 3.4%
Electronic Equipment, Instruments & Components - 1.0%
TTM Technologies, Inc., 4.00%, 3/1/2029[3]	4,500,000	3,845,003
Software - 2.4%
GoTo Group, Inc., 5.50%, 9/1/2027[3]	6,950,000	3,878,350
Open Text Holdings, Inc. (Canada), 4.125%, 12/1/2031[3]	6,853,000	5,631,732
		9,510,082
Total Information Technology		13,355,085
Materials - 6.4%
Chemicals - 1.9%
Calderys Financing LLC (France), 11.25%, 6/1/2028[3]	7,425,000	7,588,768
Containers & Packaging - 0.9%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc., 5.25%, 8/15/2027[3]	4,270,000	3,636,762
Metals & Mining - 3.2%
Eldorado Gold Corp. (Turkey), 6.25%, 9/1/2029[3]	6,140,000	5,509,446

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Endeavour Mining plc (Burkina Faso), 5.00%, 10/14/2026[3]	6,025,000	$5,327,675
Infrabuild Australia Pty Ltd. (Australia), 12.00%, 10/1/2024[3]	1,880,000	1,827,208
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017 - 05/15/2020, cost $1,518,841)[4,6]	6,535,000	654
		12,664,983
Paper & Forest Products - 0.4%
Clearwater Paper Corp., 4.75%, 8/15/2028[3]	1,685,000	1,502,482
Total Materials		25,392,995
Real Estate - 3.5%
Industrial REITs - 1.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	5,455,000	4,639,992
Specialized REITs - 2.4%
ATP Tower Holdings LLC - Andean Tower Partners Colombia SAS - Andean Telecom Par (Chile), 4.05%, 4/27/2026[3]	6,277,000	5,409,961
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021 - 07/08/2022, cost $4,114,250)[4]	4,355,000	4,081,725
		9,491,686
Total Real Estate		14,131,678
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 6.6%
Electric Utilities - 1.9%
NRG Energy, Inc., 3.375%, 2/15/2029[3]	9,307,000	$7,609,985
Independent Power and Renewable Electricity Producers - 4.7%
Drax Finco plc (United Kingdom), 6.625%, 11/1/2025[3]	3,739,000	3,688,075
Palomino Funding Trust I, 7.233%, 5/17/2028[3]	7,500,000	7,522,382
Talen Energy Supply LLC, 8.625%, 6/1/2030[3]	7,320,000	7,573,916
		18,784,373
Total Utilities		26,394,358
TOTAL CORPORATE BONDS
(Identified Cost $388,493,750)		370,656,869

ASSET-BACKED SECURITIES - 1.0%

Oxford Finance Funding Trust, Series 2023-1A, Class A2, 6.716%, 2/15/2031[3]
(Identified Cost $3,850,000)	3,850,000	3,763,429

SHORT-TERM INVESTMENT - 3.0%

Dreyfus Government Cash Management, Institutional Shares, 5.00%[7]
(Identified Cost $12,145,994)	12,145,994	12,145,994

TOTAL INVESTMENTS - 98.2%
(Identified Cost $409,810,077)		391,441,429
OTHER ASSETS, LESS LIABILITIES - 1.8%		7,033,352
NET ASSETS - 100%		$398,474,781

REIT - Real Estate Investment Trust

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of June 30, 2023.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $282,604,998, which represented 70.9% of the Series’ Net Assets.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2023 was $5,682,186, or 1.4% of the Series’ Net Assets.

5Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2023.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Rate shown is the current yield as of June 30, 2023.

The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2023 (unaudited)

ASSETS:

Investments, at value (identified cost $409,810,077) (Note 2)	$391,441,429
Interest receivable	6,779,034
Receivable for fund shares sold	1,801,066
Dividends receivable	65,642
Receivable for securities sold	31,207
Prepaid expenses	27,229

TOTAL ASSETS	400,145,607

LIABILITIES:

Due to custodian	476,978
Accrued sub-transfer agent fees (Note 3)	76,772
Accrued management fees (Note 3)	65,249
Accrued fund accounting and administration fees (Note 3)	18,740
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	10,757
Accrued Chief Compliance Officer service fees (Note 3)	4,087
Payable for securities purchased	843,865
Payable for fund shares repurchased	172,231
Other payables and accrued expenses	2,147

TOTAL LIABILITIES	1,670,826

TOTAL NET ASSETS	$398,474,781

NET ASSETS CONSIST OF:

Capital stock	$498,240
Additional paid-in-capital	431,003,341
Total distributable earnings (loss)	(33,026,800)

TOTAL NET ASSETS	$398,474,781

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($54,920,198/5,966,444 shares)	$9.20

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($260,514,757/34,659,255 shares)	$7.52

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W ($76,098,510/8,276,039 shares)	$9.20

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class Z ($6,941,316/922,291 shares)	$7.53

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2023 (unaudited)

INVESTMENT INCOME:

Interest	$14,828,195
Dividends	573,650

Total Investment Income	15,401,845

EXPENSES:

Management fees (Note 3)	731,148
Sub-transfer agent fees (Note 3)	168,083
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	61,607
Fund accounting and administration fees (Note 3)	47,445
Directors’ fees (Note 3)	20,070
Chief Compliance Officer service fees (Note 3)	4,087
Registration and filing fees	72,152
Transfer agent fees	67,071
Custodian fees	6,462
Miscellaneous	68,411

Total Expenses	1,246,536
Less reduction of expenses (Note 3)	(211,071)

Net Expenses	1,035,465

NET INVESTMENT INCOME	14,366,380

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(6,266,547)

Net change in unrealized appreciation (depreciation) on investments	8,905,546

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,638,999

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$17,005,379

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/23 (UNAUDITED)	FOR THE YEAR ENDED 12/31/22
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$14,366,380	$19,830,056
Net realized gain (loss) on investments	(6,266,547)	(9,797,634)
Net change in unrealized appreciation (depreciation) on investments	8,905,546	(31,351,323)

Net increase (decrease) from operations	17,005,379	(21,318,901)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(1,392,476)	(2,576,877)
Class I	(8,679,882)	(12,541,981)
Class W	(2,395,858)	(5,932,760)
Class Z	(174,514)	(209,265)

Total distributions to shareholders	(12,642,730)	(21,260,883)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	58,412,584	116,382,705

Net increase (decrease) in net assets	62,775,233	73,802,921

NET ASSETS:

Beginning of period	335,699,548	261,896,627

End of period	$398,474,781	$335,699,548

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Financial Highlights - Class S

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/23 (UNAUDITED)		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.04		$10.37	$10.19	$10.10	$9.47	$10.09
Income (loss) from investment operations:
Net investment income[1]	0.34		0.60	0.53	0.57	0.57	0.53
Net realized and unrealized gain (loss) on investments	0.08		(1.40)	0.47	0.03	0.73	(0.65)
Total from investment operations	0.42		(0.80)	1.00	0.60	1.30	(0.12)
Less distributions to shareholders:
From net investment income	(0.26)		(0.51)	(0.47)	(0.51)	(0.67)	(0.50)
From net realized gain on investments	—		(0.02)	(0.35)	—	—	—
Total distributions to shareholders	(0.26)		(0.53)	(0.82)	(0.51)	(0.67)	(0.50)
Net asset value - End of period	$9.20		$9.04	$10.37	$10.19	$10.10	$9.47
Net assets - End of period (000’s omitted)	$54,920		$47,499	$47,108	$10,197	$13,113	$82,399
Total return[2]	4.69%		(7.69% )	9.99%	6.28%	13.97%	(1.31% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.90%	[3]	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	7.52%	[3]	6.23%	5.02%	5.91%	5.90%	5.32%
Series portfolio turnover	49%		93%	128%	208%	143%	100%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.05%	[3]	0.07%	0.05%	0.13%	0.12%	0.08%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

12

High Yield Bond Series

Financial Highlights - Class I

	FOR THE		FOR THE YEAR ENDED
	SIX MONTHS ENDED 6/30/23 (UNAUDITED)		12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.43		$8.64	$8.62	$8.63	$8.20	$8.80
Income (loss) from investment operations:
Net investment income[1]	0.29		0.54	0.47	0.51	0.53	0.49
Net realized and unrealized gain (loss) on investments	0.07		(1.19)	0.40	0.02	0.61	(0.57)
Total from investment operations	0.36		(0.65)	0.87	0.53	1.14	(0.08)
Less distributions to shareholders:
From net investment income	(0.27)		(0.54)	(0.50)	(0.54)	(0.71)	(0.52)
From net realized gain on investments	—		(0.02)	(0.35)	—	—	—
Total distributions to shareholders	(0.27)		(0.56)	(0.85)	(0.54)	(0.71)	(0.52)
Net asset value - End of period	$7.52		$7.43	$8.64	$8.62	$8.63	$8.20
Net assets - End of period (000’s omitted)	$260,515		$210,242	$67,760	$22,477	$20,974	$32,962
Total return[2]	4.94%		(7.50% )	10.27%	6.60%	14.24%	(0.98% )
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.65%	[3]	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income	7.78%	[3]	6.82%	5.28%	6.17%	6.17%	5.63%
Series portfolio turnover	49%		93%	128%	208%	143%	100%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

0.02%	[3]	0.04%	0.02%	0.10%	0.13%	0.08%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

13

High Yield Bond Series

Financial Highlights - Class W

	FOR THE		FOR THE YEAR ENDED			FOR THE
	SIX MONTHS ENDED 6/30/23 (UNAUDITED)		12/31/22	12/31/21	12/31/20	PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.03		$10.36	$10.17	$10.08	$10.01
Income (loss) from investment operations:
Net investment income[2]	0.38		0.66	0.63	0.64	0.56
Net realized and unrealized gain (loss) on investments	0.08		(1.38)	0.46	0.03	0.27
Total from investment operations	0.46		(0.72)	1.09	0.67	0.83
Less distributions to shareholders:
From net investment income	(0.29)		(0.59)	(0.55)	(0.58)	(0.76)
From net realized gain on investments	—		(0.02)	(0.35)	—	—
Total distributions to shareholders	(0.29)		(0.61)	(0.90)	(0.58)	(0.76)
Net asset value - End of period	$9.20		$9.03	$10.36	$10.17	$10.08
Net assets - End of period (000’s omitted)	$76,099		$74,810	$137,215	$119,895	$30,363
Total return[3]	5.16%		(6.92% )	10.89%	7.11%	8.63%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.10%	[4]	0.10%	0.10%	0.10%	0.10%	[4]
Net investment income	8.32%	[4]	6.84%	5.92%	6.76%	6.66%	[4]
Series portfolio turnover	49%		93%	128%	208%	143%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.46%	[4]	0.46%	0.47%	0.54%	0.59%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

14

High Yield Bond Series

Financial Highlights - Class Z

	FOR THE		FOR THE YEAR ENDED			FOR THE
	SIX MONTHS ENDED 6/30/23 (UNAUDITED)		12/31/22	12/31/21	12/31/20	PERIOD 3/1/19[1] TO 12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.44		$8.65	$8.62	$8.64	$8.67
Income (loss) from investment operations:
Net investment income[2]	0.30		0.51	0.48	0.52	0.46
Net realized and unrealized gain (loss) on investments	0.07		(1.15)	0.41	0.01	0.23
Total from investment operations	0.37		(0.64)	0.89	0.53	0.69
Less distributions to shareholders:
From net investment income	(0.27)		(0.55)	(0.51)	(0.55)	(0.72)
From net realized gain on investments	—		(0.02)	(0.35)	—	—
Total distributions to shareholders	(0.27)		(0.57)	(0.86)	(0.55)	(0.72)
Net asset value - End of period	$7.53		$7.44	$8.65	$8.62	$8.64
Net assets - End of period (000’s omitted)	$6,941		$3,148	$9,813	$1,931	$1,627
Total return[3]	4.97%		(7.39% )	10.48%	6.59%	8.26%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.50%	[4]	0.50%	0.50%	0.50%	0.50%	[4]
Net investment income	7.92%	[4]	6.38%	5.41%	6.32%	6.26%	[4]
Series portfolio turnover	49%		93%	128%	208%	143%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.06%	[4]	0.06%	0.07%	0.14%	0.19%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

15

High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s advisor is Manning  & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2023, 6.4 billion shares have been designated in total among 15 series, of which 100 million have been designated as High Yield Bond Series Class I common stock and High Yield Bond Series Class Z common stock, 125 million have been designated as High Yield Bond Series Class S common stock and 50 million have been designated as High Yield Bond Series Class W common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

16

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Information Technology	$1,125,059	$1,125,059	$—	$—
Debt securities:
Loan Assignments	3,750,078	—	3,750,078	—
Corporate debt:
Communication Services	22,673,773	—	22,673,773	—

17

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Consumer Discretionary	$33,635,578	$—	$33,635,578	$—
Consumer Staples	11,595,976	—	11,595,976	—
Energy	50,996,965	—	50,996,965	—
Financials	75,507,287	—	75,507,287	—
Health Care	32,839,451	—	32,839,451	—
Industrials	64,133,723	—	64,133,723	—
Information Technology	13,355,085	—	13,355,085	—
Materials	25,392,995	—	25,392,995	—
Real Estate	14,131,678	—	14,131,678	—
Utilities	26,394,358	—	26,394,358	—
Asset-backed securities	3,763,429	—	3,763,429	—
Short-Term Investment	12,145,994	12,145,994	—	—
Total assets	$391,441,429	$13,271,053	$378,170,376	$—

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Series may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Series is uncertain.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

18

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2023.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2023.

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

19

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Mortgage-Backed Securities (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2023, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2019 through December 31, 2022. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Through the end of 2022, distributions to shareholders of net investment income were made quarterly; effective January 2023, such distributions will be made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.40% of the Series’ average daily net assets.

20

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the period ended June 30, 2023, the sub-transfer agency expenses incurred by Class S and Class I were $34,565 and $133,518, respectively.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.65% of the average daily net assets of the Class S and Class I shares, 0.10% of the average daily net assets of the Class W shares, and 0.50% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $150,497 in management fees for Class W for the period ended June 30, 2023. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $11,989, $25,290, $21,871 and $1,424 for Class S, Class I, Class W, and Class Z, respectively, for the period ended June 30, 2023. These amounts are included as a reduction of expenses on the Statement of Operations.

21

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

As of June 30, 2023, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

CLASS	EXPIRING DECEMBER 31,
	2023	2024	2025	2026	TOTAL
Class S	$13,633	$12,275	$29,566	$11,989	$67,463
Class I	17,756	7,047	61,823	25,290	111,916
Class W	126,979	88,678	65,639	21,871	303,167
Class Z	2,226	3,707	2,925	1,424	10,282

For the period ended June 30, 2023, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the period ended June 30, 2023, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $230,951,223 and $171,131,335, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class S, Class I, Class W and Class Z shares of High Yield Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/23		FOR THE YEAR ENDED 12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,303,896	$21,119,606	4,194,876	$40,616,330
Reinvested	126,051	1,152,687	223,109	2,071,687
Repurchased	(1,716,771)	(15,700,293)	(3,706,119)	(35,971,229)
Total	713,176	$6,572,000	711,866	$6,716,788

CLASS I	FOR THE SIX MONTHS ENDED 6/30/23		FOR THE YEAR ENDED 12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	11,489,344	$86,688,108	32,025,385	$255,151,398
Reinvested	1,070,575	8,012,126	1,456,184	11,113,563
Repurchased	(6,186,314)	(46,519,653)	(13,037,786)	(103,591,709)
Total	6,373,605	$48,180,581	20,443,783	$162,673,252

22

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS W	FOR THE SIX MONTHS ENDED 6/30/23		FOR THE YEAR ENDED 12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	161,474	$1,489,694	527,333	$5,146,112
Reinvested	254,937	2,328,083	606,840	5,658,667
Repurchased	(427,289)	(3,907,679)	(6,087,986)	(57,758,554)
Total	(10,878)	$(89,902)	(4,953,813)	$(46,953,775)

CLASS Z	FOR THE SIX MONTHS ENDED 6/30/23		FOR THE YEAR ENDED 12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	517,225	$3,886,875	2,424,290	$19,257,318
Reinvested	23,146	173,400	27,063	207,597
Repurchased	(41,249)	(310,370)	(3,162,730)	(25,518,475)
Total	499,122	$3,749,905	(711,377)	$(6,053,560)

Approximately 19% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2023 unless extended or renewed. During the six months ended June 30, 2023, the Series did not borrow under the line of credit.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2023.

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

23

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2022 were as follows:

Ordinary income	$20,855,406
Long-term capital gains	$405,477

At June 30, 2023, identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$410,771,060
Unrealized appreciation	1,856,876
Unrealized depreciation	(21,186,507)
Net unrealized depreciation	$(19,329,631)

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

24

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25

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26

High Yield Bond Series

Liquidity Risk Management Program Disclosure
(unaudited)

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2022, through December 31, 2022, and was presented to the Board in February 2023. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

27

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863

On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNHYB-06/23-SAR

28

www.manning-napier.com

Manning & Napier Fund, Inc.

Unconstrained Bond Series

Unconstrained Bond Series

Shareholder Expense Example
(unaudited)

As a shareholder of the Series, you incur ongoing costs, including management fees, shareholder service fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2023 to June 30, 2023).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	BEGINNING ACCOUNT VALUE 1/1/23	ENDING ACCOUNT VALUE 6/30/23	EXPENSES PAID DURING PERIOD* 1/1/23 - 6/30/23	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,015.50	$3.70	0.74%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.12	$3.71	0.74%
Class I
Actual	$1,000.00	$1,015.60	$2.35	0.47%
Hypothetical
(5% return before expenses)	$1,000.00	$1,022.46	$2.36	0.47%
Class W
Actual	$1,000.00	$1,018.30	$0.25	0.05%
Hypothetical
(5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Class’ total return would have been lower had certain expenses not been waived or reimbursed during the period.

Unconstrained Bond Series

Portfolio Composition as of June 30, 2023
(unaudited)

Sector Allocation[1]
1As a percentage of net assets. [2]A U.S. Treasury Note is an intermediate long-term obligation of the U.S. Treasury issued with a maturity period between one and ten years.

Unconstrained Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

PREFERRED STOCKS - 0.3%

Information Technology - 0.3%
Software - 0.3%
Argo Blockchain plc (United Kingdom), 8.75%, 11/30/2026		71,086	$500,445
Greenidge Generation Holdings, Inc., 8.50%, 10/31/2026		70,000	350,000
Synchronoss Technologies, Inc., 8.375%, 6/30/2026		88,867	1,644,040
TOTAL PREFERRED STOCKS (Identified Cost $5,734,404)			2,494,485

CORPORATE BONDS - 23.1%

Non-Convertible Corporate Bonds- 23.1%
Communication Services - 2.3%
Entertainment - 1.5%
MGI Media and Games Invest SE (Sweden) (3 mo. EURIBOR + 6.250%), 9.801%, 6/21/2026[2,3]	EUR	8,000,000	8,470,124
Warnermedia Holdings, Inc., 4.054%, 3/15/2029		4,500,000	4,106,846
			12,576,970
Interactive Media & Services - 0.8%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]		6,650,000	6,178,688
Total Communication Services			18,755,658

Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037		3,210,000	2,680,401
Amazon.com, Inc., 3.30%, 4/13/2027		4,000,000	3,810,844
Gaming Innovation Group plc (Malta) (3 mo. STIB + 8.500%), 12.173%, 6/11/2024 (Acquired 01/26/2022, cost $1,097,585)[3,4]	SEK	10,000,000	951,646
North Investment Group AB (Sweden) (3 mo. STIB + 9.000%), 12.621%, 5/5/2024 (Acquired 04/22/2021, cost $2,818,941)[3,4]	SEK	23,750,000	2,189,911
Total Consumer Discretionary			9,632,802

Consumer Staples - 0.7%
Beverages - 0.5%
PepsiCo, Inc., 3.90%, 7/18/2032		4,000,000	3,847,368

Food Products - 0.2%
Greenfood AB (Sweden) (3 mo. STIB + 7.000%), 10.584%, 11/4/2025 (Acquired 10/28/2021, cost $2,486,820)[3,4]	SEK	21,250,000	1,888,992
Total Consumer Staples			5,736,360

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 3.5%
Energy Equipment & Services - 0.5%
Odfjell Rig III Ltd. (Norway), 9.25%, 5/31/2028		4,200,000	$4,222,979

Oil, Gas & Consumable Fuels - 3.0%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025[2]		8,417,249	7,407,179
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039		1,579,000	1,660,539
Martin Midstream Partners LP - Martin Midstream Finance Corp., 11.50%, 2/15/2028[2]		2,200,000	2,131,557
Ping Petroleum UK Ltd. (Bermuda), 12.00%, 7/29/2024 (Acquired 07/14/2021-09/15/2021, cost $2,257,763)[4]		2,300,000	2,164,444
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024		7,000,000	6,994,056
Ziton A/S (Denmark) (3 mo. EURIBOR + 9.500%), 12.959%, 6/9/2028[3]	EUR	4,000,000	4,364,800
			24,722,575
Total Energy			28,945,554

Financials - 5.5%
Banks - 3.4%
Bank of America Corp., (3 mo. LIBOR US + 0.760%), 6.312%, 9/15/2026[3]		3,561,000	3,515,938
JPMorgan Chase & Co., 8.00%, 4/29/2027		3,000,000	3,296,462
KeyBank NA, (U.S. Secured Overnight Financing Index + 0.340%), 5.432%, 1/3/2024[5]		5,000,000	4,915,253
Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.455%), 5.519%, 1/25/2024[5]		5,000,000	4,995,467
Popular, Inc. (Puerto Rico), 6.125%, 9/14/2023		3,735,000	3,724,553
The Goldman Sachs Group, Inc., (U.S. Secured Overnight Financing Rate + 1.390%), 6.481%, 3/15/2024[3]		7,500,000	7,525,608
			27,973,281
Capital Markets - 0.3%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance Corporation, 3.875%, 2/15/2026[2]		2,850,000	2,534,658
Consumer Finance - 0.2%
Navient Corp., 6.75%, 6/25/2025		1,800,000	1,769,391
Financial Services - 1.6%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028		1,200,000	1,091,355

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services (continued)
Legres AB (Sweden) (3 mo. STIB + 9.000%), 12.896%, 12/30/2025[2,3]	SEK	32,500,000	$3,020,728
Novedo Holding AB (Sweden) (3 mo. STIB + 6.500%), 10.159%, 11/26/2024 (Acquired 11/15/2021-03/30/2022, cost $2,935,885)[3,4]	SEK	26,250,000	2,335,625
Private Export Funding Corp., 3.90%, 10/15/2027		5,000,000	4,891,606
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $1,375,000)[4]		1,375,000	1,290,985
			12,630,299
Total Financials			44,907,629

Industrials - 3.6%
Commercial Services & Supplies - 0.4%
Cartiga LLC, 9.00%, 6/15/2026 (Acquired 06/14/2021, cost $4,000,000)[4]		4,000,000	3,764,504
Electrical Equipment - 0.2%
Joetul AS (Norway) (3 mo. NIBOR + 6.950%), 10.66%, 10/6/2024[3]	NOK	23,000,000	2,167,025
Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[5]		1,500,000	1,451,979
Marine Transportation - 0.8%
American Tanker, Inc. (Norway), 7.75%, 7/2/2025		6,560,000	6,334,399
Passenger Airlines - 1.6%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]		3,611,110	3,645,708
Southwest Airlines Co., 5.25%, 5/4/2025		3,000,000	2,971,433
United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.50%, 5/1/2028		3,366,630	3,035,229
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026		3,393,501	3,194,126
			12,846,496
Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028		1,970,000	1,710,227
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]		1,500,000	1,392,880
			3,103,107
Total Industrials			29,667,510

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 0.6%
Software - 0.6%
Cabonline Group Holding AB (Sweden) (3 mo. STIB + 9.500%), 13.014%, 4/19/2026[2,3]	SEK	17,500,000	$1,450,957
Extenda Retail Holding 1 AB (Sweden) (3 mo. STIB + 6.750%), 10.646%, 3/30/2027 (Acquired 03/24/2022, cost $3,620,906)[3,4]	SEK	34,000,000	3,153,499
Total Information Technology			4,604,456

Materials - 0.7%
Chemicals - 0.5%
Calderys Financing LLC (France), 11.25%, 6/1/2028[2]		4,000,000	4,088,225
Metals & Mining - 0.2%
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]		1,750,000	1,594,205
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/06/2017-09/12/2019, cost $4,353,936)[4,6]		5,870,000	587
			1,594,792
Total Materials			5,683,017

Real Estate - 3.4%
Industrial REITs - 0.5%
IIP Operating Partnership LP, 5.50%, 5/25/2026		4,320,000	3,674,568
Retail REITs - 0.5%
Simon Property Group LP, 2.65%, 2/1/2032		5,500,000	4,468,936
Specialized REITs - 2.4%
Crown Castle, Inc., 3.15%, 7/15/2023		3,615,000	3,611,766
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 09/21/2021-07/08/2022, cost $4,218,250)[4]		4,345,000	4,072,353
SBA Tower Trust,
2.836%, 1/15/2025[2]		3,500,000	3,322,999
1.884%, 1/15/2026[2]		2,750,000	2,469,550
6.599%, 1/15/2028[2]		6,110,000	6,206,102
			19,682,770
Total Real Estate			27,826,274

Utilities - 1.6%
Electric Utilities - 1.2%
Alexander Funding Trust, 1.841%, 11/15/2023[2]		10,000,000	9,785,148

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Operations Co. LLC, 3.55%, 7/15/2024[2]	3,500,000	$3,380,052
Total Utilities		13,165,200
TOTAL CORPORATE BONDS (Identified Cost $205,708,440)		188,924,460

ASSET-BACKED SECURITIES - 27.0%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	4,500,000	3,933,899
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	4,400,000	4,279,440
BRSP Ltd., Series 2021-FL1, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.264%), 6.355%, 8/19/2038[2,3]	3,000,000	2,904,347
Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036[2]	3,128,026	2,868,414
Carmax Auto Owner Trust,
Series 2020-4, Class A3, 0.50%, 8/15/2025	4,089,983	3,997,363
Series 2023-2, Class A1, 5.508%, 5/15/2024	2,409,889	2,408,963
Carvana Auto Receivables Trust, Series 2020-P1, Class A4, 0.61%, 10/8/2026	5,788,000	5,503,933
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	3,687,753	3,308,684
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	1,798,904	1,606,329
CNH Equipment Trust, Series 2023-A, Class A1, 5.425%, 5/15/2024	2,006,752	2,003,984
College Ave Student Loans LLC, Series 2021-A, Class A2, 1.60%, 7/25/2051[2]	1,666,102	1,421,008
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	1,805,710	1,612,007
CoreVest American Finance Trust,
Series 2019-1, Class A, 3.324%, 3/15/2052[2]	459,147	454,702
Series 2019-3, Class A, 2.705%, 10/15/2052[2]	1,742,815	1,642,942
Series 2020-3, Class A, 1.358%, 8/15/2053[2]	891,312	802,393
Series 2020-4, Class A, 1.174%, 12/15/2052[2]	956,274	861,135
CPS Auto Receivables Trust, Series 2021-C, Class C, 1.21%, 6/15/2027[2]	10,720,000	10,523,837
Credit Acceptance Auto Loan Trust,
Series 2020-3A, Class A, 1.24%, 10/15/2029[2]	1,822,863	1,807,808
Series 2021-2A, Class C, 1.64%, 6/17/2030[2]	3,800,000	3,546,664

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Credit Acceptance Auto Loan Trust, (continued)
Series 2021-3A, Class C, 1.63%, 9/16/2030[2]	3,000,000	$2,784,783
Series 2022-1A, Class A, 4.60%, 6/15/2032[2]	7,400,000	7,184,193
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%, 2/27/2051[2]	5,200,000	4,559,461
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	3,345,000	3,083,896
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/2049[2]	5,000,000	4,290,667
EDvestinU Private Education Loan Issue No. 1 LLC,
Series 2019-A, Class A, 3.58%, 11/25/2038[2]	1,426,972	1,345,856
Series 2021-A, Class A, 1.80%, 11/25/2045[2]	1,747,568	1,518,584
Flagship Credit Auto Trust, Series 2023- 2, Class A1, 5.42%, 5/15/2024[2]	2,743,993	2,743,495
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	4,760,000	4,149,650
FS RIALTO, Series 2021-FL2, Class A, (Cayman Islands) (1 mo. U.S. Secured Overnight Financing Rate + 1.334%), 6.436%, 5/16/2038[2,3]	2,950,266	2,881,426
GM Financial Automobile Leasing Trust, Series 2021-1, Class B, 0.54%, 2/20/2025	4,781,672	4,771,546
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	3,048,898	2,520,988
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1, Class A1, 4.335%, 10/16/2023[2]	499,159	498,923
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56%, 12/26/2025[2]	3,000,000	2,804,281
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	3,500,000	3,065,238
HTS Fund I LLC, Series 2021-1, Class A, 1.411%, 8/25/2036[2]	1,750,000	1,487,500
ITE Rail Fund Levered LP, Series 2021- 3A, Class A, 2.21%, 6/28/2051[2]	5,470,335	4,689,400
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. LIBOR US + 1.300%), 6.458%, 2/15/2039[2,3]	3,500,000	3,323,027
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/2048[2]	312,307	304,241
LCCM Trust,
Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.664%), 6.811%, 12/13/2038[2,3]	2,000,000	1,909,475
Series 2021-FL2, Class B, (1 mo. U.S. Secured Overnight Financing Rate + 2.014%), 7.161%, 12/13/2038[2,3]	3,000,000	2,843,734

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

LFS LLC, Series 2022-A, Class A, 5.25%, 5/15/2034 (Acquired 05/11/2022, cost $4,520,504)[4]	4,537,292	$4,359,268
Libra Solutions LLC,
Series 2022-1A, Class A, 4.75%, 5/15/2034[2]	1,691,091	1,664,497
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	3,318,750	3,275,638
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	2,242,925	2,231,764
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (1 mo. LIBOR US + 0.510%), 5.660%, 6/25/2031[3]	3,371,016	3,250,016
Series 2015-BA, Class A3, (1 mo. LIBOR US + 1.450%), 6.643%, 7/16/2040[2,3]	1,650,769	1,634,098
Series 2017-2A, Class A, (1 mo. LIBOR US + 1.050%), 6.200%, 12/27/2066[2,3]	2,941,615	2,912,114
Series 2020-1A, Class A1B, (1 mo. LIBOR US + 1.050%), 6.200%, 6/25/2069[2,3]	2,035,655	2,004,462
Series 2020-GA, Class A, 1.17%, 9/16/2069[2]	555,137	490,459
Series 2021-1A, Class A1A, 1.31%, 12/26/2069[2]	4,817,992	4,043,128
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	852,034	738,844
Series 2022-A, Class A, 2.23%, 7/15/2070[2]	3,319,790	2,879,938
Nissan Auto Receivables Owner Trust, Series 2023-A, Class A1, 5.424%, 5/15/2024	3,046,652	3,045,339
Oxford Finance Funding LLC,
Series 2019-1A, Class A2, 4.459%, 2/15/2027[2]	1,629,368	1,621,073
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	3,347,910	3,315,316
Series 2020-1A, Class B, 4.037%, 2/15/2028[2]	1,397,146	1,370,339
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	4,650,000	4,271,968
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	4,430,000	4,330,387
PEAR LLC,
Series 2020-1, Class A, 3.75%, 12/15/20322	1,104,770	1,087,072
Series 2021-1, Class A, 2.60%, 1/15/2034 (Acquired 11/16/2021, cost $3,633,737)[4]	3,633,737	3,417,029
Series 2022-1, Class A1, 6.50%, 10/15/2034 (Acquired 10/14/2022, cost $679,602)[4]	680,146	679,319
Series 2022-1, Class A2, 7.25%, 10/15/2034 (Acquired 10/14/2022, cost $2,414,000)[4]	2,500,000	2,402,701

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

ASSET-BACKED SECURITIES (continued)

Prestige Auto Receivables Trust, Series 2023-1A, Class A1, 5.578%, 5/15/2024[2]	2,499,746	$2,499,502
Progress Residential Trust, Series 2019-SFR4, Class A, 2.687%, 10/17/2036[2]	3,790,782	3,632,927
Santander Drive Auto Receivables Trust,
Series 2020-4, Class C, 1.01%, 1/15/2026	798,247	795,387
Series 2021-4, Class B, 0.88%, 6/15/2026	2,984,361	2,952,767
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	5,600,000	4,802,672
SMB Private Education Loan Trust,
Series 2019-B, Class A2A, 2.84%, 6/15/2037[2]	2,211,717	2,051,508
Series 2020-B, Class A1A, 1.29%, 7/15/2053[2]	1,298,112	1,150,775
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, 1.877%, 3/26/2046[2]	3,400,000	2,976,688
Stonepeak, Series 2021-1A, Class AA, 2.301%, 2/28/2033[2]	814,945	737,232
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,377,294	2,133,949
Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, (China), 1.68%, 2/20/2046[2]	5,368,013	4,527,862
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%, 10/25/2056[2,7]	97,902	96,338
Series 2017-1, Class A1, 2.75%, 10/25/2056[2,7]	286,367	282,116
Series 2018-2, Class A1, 3.25%, 3/25/2058[2,7]	475,089	451,859
Series 2019-HY1, Class A1, (1 mo. LIBOR US + 1.000%), 6.150%, 10/25/2048[2,3]	1,123,165	1,114,033
Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038[2]	2,500,000	2,215,839
Trinity Rail Leasing 2018 LLC, Series 2020-1A, Class A, 1.96%, 10/17/2050[2]	2,028,377	1,778,124
Trinity Rail Leasing 2021 LLC, Series 2021-1A, Class A, 2.26%, 7/19/2051[2]	1,849,479	1,555,934
TRP LLC, Series 2021-1, Class A, 2.07%, 6/19/2051[2]	2,878,009	2,463,496
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.645%, 9/15/2045[2]	6,500,000	5,825,377
Vertical Bridge Holdings LLC, Series 2020-2A, Class A, 2.636%, 9/15/2050[2]	4,000,000	3,647,721
TOTAL ASSET-BACKED SECURITIES (Identified Cost $236,537,017)		220,965,091

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.5%

BDS, Series 2021-FL8, Class B, (Cayman Islands) (1 mo. LIBOR US + 1.350%), 6.507%, 1/18/2036[2,3]	3,000,000	$2,889,963
BRAVO Residential Funding Trust, Series 2019-2, Class A3, 3.50%, 10/25/2044[2,7]	3,064,930	2,856,180
Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	2,576,299	2,239,608
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	71,606	67,902
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	112,528	93,837
Fannie Mae REMICS, Series 2018-31, Class KP, 3.50%, 7/25/2047	67,771	65,229
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, 3.144%, 12/10/2036[2]	4,480,000	4,241,702
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K106, Class X1 (IO), 1.477%, 1/25/2030[7]	53,710,550	3,803,287
GCAT Trust, Series 2022-NQM3, Class A1, 4.348%, 4/25/2067[2,7]	9,251,637	8,743,193
GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%, 4/25/2052[2,7]	5,372,193	4,571,978
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	3,306,448	2,811,488
Series 2022-PJ1, Class A15, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 5/28/2052[2,3]	4,506,901	4,124,746
Series 2022-PJ3, Class A24, 3.00%, 8/25/2052[2,7]	8,951,312	7,968,808
Imperial Fund Mortgage Trust,
Series 2022-NQM2, Class A1, 3.638%, 3/25/2067[2,8]	6,756,030	6,117,508
Series 2022-NQM3, Class A1, 4.38%, 5/25/2067[2,8]	4,186,750	3,968,059
Series 2022-NQM4, Class A1, 4.767%, 6/25/2067[2,8]	9,233,845	8,833,512
J.P. Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	308,710	287,731
Series 2022-INV3, Class A4B, 3.00%, 9/25/2052[2,7]	6,918,847	6,080,184
Metlife Securitization Trust, Series 2019-1A, Class A, 3.75%, 4/25/2058[2,7]	763,998	707,398
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]	237,607	214,244
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]	340,715	313,824
Series 2019-2A, Class A1, 4.25%, 12/25/2057[2,7]	1,639,388	1,544,620
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]	2,084,358	1,857,503

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RCKT Mortgage Trust, Series 2021-6, Class A5, 2.50%, 12/25/2051[2,7]	5,156,087	$4,377,621
RUN Trust, Series 2022-NQM1, Class A1, 4.00%, 3/25/2067[2]	3,202,666	2,993,553
Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%, 2/25/2043[7]	118,546	102,639
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]	1,260,349	1,093,006
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]	118,149	103,492
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]	141,086	124,089
Starwood Retail Property Trust, Series 2014-STAR, Class A, (1 mo. LIBOR US + 1.470%), 6.664%, 11/15/2027[2,3]	1,777,115	1,277,861
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]	2,064,978	1,882,443
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]	70,678	63,362
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $92,515,305)		86,420,570

FOREIGN GOVERNMENT BONDS - 0.5%

Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024
(Identified Cost $4,470,684)	4,500,000	4,298,713

MUNICIPAL BONDS - 0.4%

Hawaii, Series GC, G.O. Bond, 2.632%, 10/1/2037
(Identified Cost $4,052,094)	3,905,000	2,980,529

U.S. TREASURY SECURITIES - 33.6%

U.S. Treasury Notes - 33.6%
U.S. Treasury Note
0.125%, 8/31/2023	21,400,000	21,221,109
0.375%, 8/15/2024	10,460,000	9,896,141
1.125%, 1/15/2025	43,875,000	41,257,925
2.125%, 5/15/2025	25,795,000	24,492,151
2.25%, 11/15/2027	44,305,000	40,791,752
2.75%, 2/15/2028	26,155,000	24,571,397
2.875%, 5/15/2028	68,425,000	64,538,674
2.875%, 8/15/2028	25,475,000	23,988,295
3.125%, 11/15/2028	25,385,000	24,173,263
TOTAL U.S. TREASURY SECURITIES (Identified Cost $278,737,273)		274,930,707

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES - 0.2%

Mortgage-Backed Securities - 0.2%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024	940	$932
Pool #MA0115, UMBS, 4.50%, 7/1/2029	24,234	23,711
Pool #MA1834, UMBS, 4.50%, 2/1/2034	108,119	107,061
Pool #995876, UMBS, 6.00%, 11/1/2038	196,729	207,112
Pool #AW5338, UMBS, 4.50%, 6/1/2044	473,325	462,370
Pool #AS3878, UMBS, 4.50%, 11/1/2044	323,798	318,647
Pool #BE7845, UMBS, 4.50%, 2/1/2047	80,762	79,334
Freddie Mac
Pool #G13331, 5.50%, 10/1/2023	29	29
Pool #C91359, 4.50%, 2/1/2031	68,804	67,927
Pool #D98711, 4.50%, 7/1/2031	205,666	203,045
Pool #C91746, 4.50%, 12/1/2033	152,589	151,208
Pool #G05900, 6.00%, 3/1/2040	35,294	37,199
TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $1,750,250)		1,658,575

SHORT-TERM INVESTMENT - 3.3%

Dreyfus Government Cash Management, Institutional Shares, 5.00%[9]
(Identified Cost $26,783,774)	26,783,774	26,783,774

TOTAL INVESTMENTS - 98.9% (Identified Cost $856,289,241)		809,456,904
OTHER ASSETS, LESS LIABILITIES - 1.1%		9,214,031
NET ASSETS - 100%		$818,670,935

FUTURES CONTRACTS: LONG POSITIONS OPEN AT JUNE 30, 2023
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED DEPRECIATION
1,050	U.S. Treasury Notes (2 Year)	CME	September 2023	213,510,938	$(2,791,078)
TOTAL LONG POSITIONS					$(2,791,078)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT JUNE 30, 2023
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED APPRECIATION/ (DEPRECIATION)
105	Japanese Bonds (10 Year)	OSE	September 2023	108,096,261	$(487,981)
440	U.S. Ultra Treasury Bonds (10 Year)	CME	September 2023	52,112,500	535,339
TOTAL SHORT POSITIONS					$47,358

CME - Chicago Mercantile Exchange

EUR - Euro

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2023

(unaudited)

EURIBOR - Euro Interbank Offered Rate

G.O. Bond - General Obligation Bond

IO - Interest only

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

No. - Number

NOK - Norwegian Krone

OSE - Osaka Exchange

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2023 was $329,585,064, which represented 40.3% of the Series’ Net Assets.

3Floating rate security. Rate shown is the rate in effect as of June 30, 2023.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at June 30, 2023 was $32,670,863, or 4.0% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of June 30, 2023.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of June 30, 2023.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of June 30, 2023.

9Rate shown is the current yield as of June 30, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Assets and Liabilities

June 30, 2023 (unaudited)

ASSETS:

Investments in securities, at value (identified cost $856,289,241) (Note 2)	$809,456,904
Foreign currency, at value (identified cost $2,187,986)	2,201,751
Interest receivable	4,239,891
Deposits at broker for futures contracts	2,876,989
Receivable for fund shares sold	1,054,163
Dividends receivable	152,696
Futures variation margin receivable	80,044
Receivable for securities sold	45,599
Prepaid expenses	26,971

TOTAL ASSETS	820,135,008

LIABILITIES:

Due to custodian	61,980
Accrued sub-transfer agent fees (Note 3)	50,461
Accrued management fees (Note 3)	41,659
Accrued fund accounting and administration fees (Note 3)	29,963
Accrued distribution and service (Rule 12b-1) fees (Class S) (Note 3)	6,245
Accrued Chief Compliance Officer service fees (Note 3)	4,087
Payable for fund shares repurchased	1,064,835
Futures variation margin payable	163,435
Payable for securities purchased	171
Other payables and accrued expenses	41,237

TOTAL LIABILITIES	1,464,073

TOTAL NET ASSETS	$818,670,935

NET ASSETS CONSIST OF:

Capital stock	$883,896
Additional paid-in-capital	894,443,987
Total distributable earnings (loss)	(76,656,948)

TOTAL NET ASSETS	$818,670,935

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($30,292,401/3,143,473 shares)	$9.64

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($210,209,282/25,074,780 shares)	$8.38

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class W
($578,169,252/60,171,328 shares)	$9.61

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Operations

For the Six Months Ended June 30, 2023 (unaudited)

INVESTMENT INCOME:

Interest	$17,151,842
Dividends	1,314,492

Total Investment Income	18,466,334

EXPENSES:

Management fees (Note 3)	1,223,697
Sub-transfer agent fees (Note 3)	111,062
Fund accounting and administration fees (Note 3)	75,168
Directors’ fees (Note 3)	48,619
Distribution and service (Rule 12b-1) fees (Class S) (Note 3)	39,125
Chief Compliance Officer service fees (Note 3)	4,087
Custodian fees	14,486
Miscellaneous	169,360

Total Expenses	1,685,604
Less reduction of expenses (Note 3)	(956,383)

Net Expenses	729,221

NET INVESTMENT INCOME	17,737,113

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	210,884
Futures contracts	(3,440,659)
Foreign currency and translation of other assets and liabilities	(68,084)

(3,297,859)
Net change in unrealized appreciation (depreciation) on-
Investments	2,194,095
Futures contracts	(2,245,654)
Foreign currency and translation of other assets and liabilities	8,355

(43,204)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(3,341,063)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,396,050

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/23 (UNAUDITED)	FOR THE YEAR ENDED 12/31/22
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$17,737,113	$28,479,896
Net realized gain (loss) on investments and foreign currency	(3,297,859)	(31,207,663)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(43,204)	(44,393,705)

Net increase (decrease) from operations	14,396,050	(47,121,472)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

Class S	(519,245)	(703,862)
Class I	(4,046,214)	(5,026,277)
Class W	(11,368,456)	(19,469,136)

Total distributions to shareholders	(15,933,915)	(25,199,275)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	2,695,416	161,611,136

Net increase (decrease) in net assets	1,157,551	89,290,389

NET ASSETS:

Beginning of period	817,513,384	728,222,995

End of period	$818,670,935	$817,513,384

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class S

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/23
	(UNAUDITED)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.65	$10.61	$10.93	$10.44	$10.18	$10.42
Income (loss) from investment operations:
Net investment income[1]	0.18	0.31	0.30	0.29	0.28	0.26
Net realized and unrealized gain (loss) on investments	(0.03)	(1.02)	(0.02)	0.48	0.23	(0.24)
Total from investment operations	0.15	(0.71)	0.28	0.77	0.51	0.02
Less distributions to shareholders:
From net investment income	(0.16)	(0.25)	(0.30)	(0.28)	(0.25)	(0.25)
From net realized gain on investments	—	—	(0.30)	(0.00)[2]	—	(0.01)
Total distributions to shareholders	(0.16)	(0.25)	(0.60)	(0.28)	(0.25)	(0.26)

Net asset value - End of period	$9.64	$9.65	$10.61	$10.93	$10.44	$10.18
Net assets - End of period (000’s omitted)	$30,292	$31,882	$17,776	$20,925	$22,884	$685,649
Total return[3]	1.55%	(6.71% )	2.59%	7.54%	5.01%	0.20%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.74% [4]	0.72%	0.73%	0.73%	0.75%	0.75%
Net investment income	3.79% [4]	3.15%	2.71%	2.74%	2.80%	2.56%
Series portfolio turnover	16%	60%	69%	96%	75%	58%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A	0.01%	0.01%

1 Calculated based on average shares outstanding during the periods.

2 Less than $(0.01).

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4 Annualized.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class I

	FOR THE	FOR THE YEAR ENDED
	SIX MONTHS
	ENDED
	6/30/23
	(UNAUDITED)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.42	$9.29	$9.65	$9.26	$9.09	$9.34
Income (loss) from investment operations:
Net investment income[1]	0.17	0.30	0.29	0.28	0.28	0.26
Net realized and unrealized gain (loss) on investments	(0.04)	(0.90)	(0.02)	0.42	0.20	(0.22)
Total from investment operations	0.13	(0.60)	0.27	0.70	0.48	0.04
Less distributions to shareholders:
From net investment income	(0.17)	(0.27)	(0.33)	(0.31)	(0.31)	(0.28)
From net realized gain on investments	—	—	(0.30)	(0.00)[2]	—	(0.01)
Total distributions to shareholders	(0.17)	(0.27)	(0.63)	(0.31)	(0.31)	(0.29)
Net asset value - End of period	$8.38	$8.42	$9.29	$9.65	$9.26	$9.09
Net assets - End of period (000’s omitted)	$210,209	$192,903	$36,639	$21,687	$19,039	$28,499
Total return[3]	1.56%	(6.42% )	2.81%	7.74%	5.37%	0.40%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.47% [4]	0.47%	0.49%	0.49%	0.48%	0.50%
Net investment income	4.05% [4]	3.47%	2.97%	2.96%	3.01%	2.75%
Series portfolio turnover	16%	60%	69%	96%	75%	58%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A	0.01%	0.01%

1 Calculated based on average shares outstanding during the periods.

2 Less than $(0.01).

3 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4 Annualized.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class W

	FOR THE	FOR THE YEAR ENDED			FOR THE
	SIX MONTHS				PERIOD
	ENDED 6/30/23				3/1/19[1] TO
	(UNAUDITED)	12/31/22	12/31/21	12/31/20	12/31/19
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.62	$10.57	$10.90	$10.41	$10.34
Income (loss) from investment operations:
Net investment income[2]	0.22	0.37	0.37	0.36	0.30
Net realized and unrealized gain (loss) on investments	(0.04)	(1.01)	(0.03)	0.49	0.12
Total from investment operations	0.18	(0.64)	0.34	0.85	0.42
Less distributions to shareholders:
From net investment income	(0.19)	(0.31)	(0.37)	(0.36)	(0.35)
From net realized gain on investments	—	—	(0.30)	(0.00)[3]	—
Total distributions to shareholders	(0.19)	(0.31)	(0.67)	(0.36)	(0.35)
Net asset value - End of period	$9.61	$9.62	$10.57	$10.90	$10.41
Net assets - End of period (000’s omitted)	$578,169	$592,728	$673,807	$631,570	$859,888
Total return[4]	1.83%	(6.05% )	3.19%	8.29%	4.10%	[5]
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05% [6]	0.05%	0.05%	0.05%	0.05%	[6]
Net investment income	4.48% [6]	3.68%	3.40%	3.40%	3.44%	[6]
Series portfolio turnover	16%	60%	69%	96%	75%

*The investment advisor did not impose all or a portion of its management and/or other fees during the periods, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.33% [6]	0.32%	0.32%	0.32%	0.31%	[6]

1 Commencement of operations.

2 Calculated based on average shares outstanding during the periods.

3 Less than $(0.01).

4 Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

5 Includes litigation proceeds. Excluding this amount, the total return would have been 4.00%.

6 Annualized.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Unconstrained Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return, and its secondary objective is to provide preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue four classes of shares (Class S, I, W, and Z). Each class of shares is substantially the same, except that class specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2023, 6.4 billion shares have been designated in total among 15 series, of which 100 million have been designated as Unconstrained Bond Series Class I common stock and Unconstrained Bond Series Class Z common stock, 125 million have been designated as Unconstrained Bond Series Class S common stock and 150 million have been designated as Unconstrained Bond Series Class W common stock. Class Z common stock is not currently offered for sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service (the “Service”). The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Municipal securities will normally be valued on the basis of market valuations provided by the Service. The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Short-term investments that mature in sixty days or less may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. In these instances, fair value is measured by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Fair Value

The Series’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has designated the Advisor as the Fund’s valuation designee (Valuation Designee) to make all fair value determinations with respect to each Series’ portfolio investments. Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The Advisor has adopted and implemented policies and procedures to be followed when making fair value determinations, and it has established a Valuation Committee through which the Advisor makes fair value determinations. The Valuation Designee provides periodic reporting to the Board on valuation matters. The Advisor’s determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. The Advisor may use a pricing service to obtain the value of the Fund’s portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund’s Board of Directors. Several pricing services are available, one or more of which may be used by the Advisor, as approved by the Board. A change in a pricing service or a material change in a pricing methodology for investments with no readily available market quotations will be reported to the Board by the Advisor in accordance with certain requirements.

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Fair Value (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Information Technology	$2,494,485	$2,494,485	$—	$—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	276,589,282	—	276,589,282	—
States and political subdivisions (municipals)	2,980,529	—	2,980,529	—
Corporate debt:
Communication Services	18,755,658	—	18,755,658	—
Consumer Discretionary	9,632,802	—	9,632,802	—
Consumer Staples	5,736,360	—	5,736,360	—
Energy	28,945,554	—	28,945,554	—
Financials	44,907,629	—	44,907,629	—
Industrials	29,667,510	—	29,667,510	—
Information Technology	4,604,456	—	4,604,456	—
Materials	5,683,017	—	5,683,017	—
Real Estate	27,826,274	—	27,826,274	—
Utilities	13,165,200	—	13,165,200	—
Asset-backed securities	220,965,091	—	220,965,091	—
Commercial mortgage-backed securities	86,420,570	—	86,420,570	—
Foreign government bonds	4,298,713	—	4,298,713	—
Short-Term Investment	26,783,774	26,783,774	—	—
Other financial instruments:*
Interest rate contracts	535,339	535,339	—	—
Total assets	809,992,243	29,813,598	780,178,645	—
Liabilities:
Other financial instruments:*
Interest rate contracts	(3,279,059)	(3,279,059)	—	—
Total liabilities	(3,279,059)	(3,279,059)	—	—
Total	$806,713,184	$26,534,539	$780,178,645	$—

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

LIBOR Transition Risk

The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will cease to be published or no longer will be representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Series may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Series is uncertain.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific examples are directly charged to that Class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series’ forward foreign currency exchange contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions). No such investments were held by the Series on June 30, 2023.

Futures

The Series may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Series to make or take delivery of a financial instrument or the cash value of a security index at a specified future date at a specified price. The Series may use futures contracts to manage exposure to the bond market or changes in interest rates and currency values, or for gaining exposure to markets. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Advisor to the Series may be attempting to sell some or all the Series’ holdings or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, a Series is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Series, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Series recognize a realized gain or loss when the contract is closed or expires.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Futures (continued)

Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade. The Series’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. No such investments were held by the Series on June 30, 2023.

The following table presents the present value of derivatives held at June 30, 2023 as reflected on the Statement of Assets and Liabilities, and the effect of derivative instruments on the Statement of Operations:

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Option Contracts (continued)
STATEMENT OF ASSETS AND LIABILITIES
Derivative	Assets Location
Interest rate contracts	Net unrealized appreciation[1]	$535,339
Derivative	Liabilities Location
Interest rate contracts	Net unrealized depreciation[1]	$(3,279,059)

STATEMENT OF OPERATIONS
		Realized Gain
		(Loss) on
Derivative	Location of Gain or (Loss) on Derivatives	Derivatives
Credit contracts	Net realized gain (loss) on futures contracts	$(532,060)
Interest rate contracts	Net realized gain (loss) on futures contracts	$(2,908,599)
		Unrealized
		Appreciation
	Location of Appreciation (Depreciation) on	(Depreciation)
Derivative	Derivatives	on Derivatives
Credit contracts	Net change in unrealized appreciation(depreciation) on futures contracts	$337,054
Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(2,582,708)

1 Includes cumulative appreciation/depreciation on futures contracts as reported in the Investment Portfolio, and is included within Net Assets as the components of capital are not required to be presented separately on the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The average month-end balances for the six months ended June 30, 2023 were as follows:

Futures Contracts:
Average number of contracts purchased	2,163
Average number of contracts sold	848
Average notional value of contracts purchased	$368,168,796
Average notional value of contracts sold	$200,434,758

Asset-Backed Securities

The Series may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e. loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Series may subsequently have to reinvest the proceeds at lower interest rates. If the Series has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Mortgage-Backed Securities

The Series may invest in mortgage-backed securities (“MBS” or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the Series to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. For MBS there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury. Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Inflation-Indexed Bonds

The Series may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2023.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2023.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2023, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2019 through December 31, 2022. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Through the end of 2022, distributions to shareholders of net investment income were made quarterly; effective January 2023, such distributions will be made monthly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.30% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, Governance & Nominating Committee Chair and Lead Independent Director, who each receive an additional annual stipend for these roles.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Fund may enter into agreements with financial intermediaries pursuant to which the Fund may pay financial intermediaries for non-distribution related sub-transfer agency, administrative, sub-accounting, and other shareholder services in an annual amount not to exceed 0.15% of the average daily net assets of the Class I and Class S shares of the Series. Payments made pursuant to such agreements are generally based on the current assets and/or number of accounts of the Series attributable to the financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, any Distribution and Shareholder Services Fee payable under the Rule 12b-1 plan of the Fund. For the six months ended June 30, 2023, the sub-transfer agency expenses incurred by Class S and Class I were $17,519 and $93,543, respectively.

Manning  & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The Series compensates the distributor for distributing and servicing the Series’ Class S shares pursuant to a distribution plan adopted under Rule 12b-1 of the 1940 Act, regardless of expenses actually incurred. Under the agreement, the Series pays distribution and service fees to the distributor at an annual rate of 0.25% of average daily net assets attributable to Class S shares. There are no distribution and service fees on the Class I, Class W or Class Z shares. The fees are accrued daily and paid monthly.

Pursuant to a master services agreement, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets; 0.0075% on the next $15 billion of average daily net assets; and 0.0065% of average daily net assets in excess of $40 billion; plus a base fee of $30,400 per series. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent.

Pursuant to an advisory fee waiver agreement, the Advisor has contractually agreed to waive the management fee for the Class W shares. The full management fee will be waived under this agreement because Class W shares are only available to discretionary investment accounts and other accounts managed by the Advisor. These clients pay a management fee to the Advisor that is separate from the Fund’s expenses. In addition, pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses, exclusive of the shareholder services fee and/or distribution and service (12b-1) fees and waived Class W management fees (collectively, “excluded expenses”), do not exceed 0.50% of the average daily net assets of the Class S and Class I shares, 0.05% of the average daily net assets of the Class W shares, and 0.35% of the average daily net assets of the Class Z shares. These contractual waivers are expected to continue indefinitely, and may not be amended or terminated by the Advisor without the approval of the Series’ Board of Directors. The Advisor may receive from a Class the difference between the Class’s total direct annual fund operating expenses, not including excluded expenses, and the Class’s contractual expense limit to recoup all or a portion of its prior fee waivers (other than Class W management fee waivers) or expense reimbursements made during the rolling three-year period preceding the recoupment if at any point the total direct annual fund operating expenses, not including excluded expenses, are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment.

Pursuant to the advisory fee waiver, the Advisor waived $879,034 in management fees for Class W for the six months ended June 30, 2023. In addition, pursuant to the separate expense limitation agreement, the Advisor waived or reimbursed expenses of $77,349 for Class W shares for the six months ended June 30, 2023. These amounts are included as a reduction of expenses on the Statement of Operations.

As of June 30, 2023, the class specific waivers or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

CLASS	EXPIRING DECEMBER 31,
	2023	2024	2025	2026	TOTAL
Class W	$147,864	$147,021	$121,399	$77,349	$493,633

For the six months ended June 30, 2023, the Advisor did not recoup any expenses that have been previously waived or reimbursed.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2023, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $83,339,138 and $118,031,502, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $107,308,981 and $118,495, respectively.

5.	Capital Stock Transactions

Transactions in Class S, Class I, and Class W shares of Unconstrained Bond Series were:

CLASS S	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/23		12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	322,609	$3,144,091	2,808,386	$27,913,644
Reinvested	52,698	514,038	68,029	661,035
Repurchased	(534,645)	(5,208,858)	(1,249,158)	(12,344,700)
Total	(159,338)	$(1,550,729)	1,627,257	$16,229,979

CLASS I	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/23		12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	6,339,317	$53,765,270	29,763,574	$258,057,218
Reinvested	470,460	3,995,762	574,241	4,859,860
Repurchased	(4,648,958)	(39,564,634)	(11,367,473)	(97,110,497)
Total	2,160,819	$18,196,398	18,970,342	$165,806,581

CLASS W	FOR THE SIX MONTHS		FOR THE YEAR ENDED
	ENDED 6/30/23		12/31/22
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,386,394	$13,487,909	3,393,946	$34,217,149
Reinvested	1,135,509	11,038,209	1,909,664	18,579,224
Repurchased	(3,965,910)	(38,476,371)	(7,435,375)	(73,221,797)
Total	(1,444,007)	$(13,950,253)	(2,131,765)	$(20,425,424)

Approximately 71% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

6.	Line of Credit

The Fund has entered into a 364-day, $50 million credit agreement (the “line of credit”) with Bank of New York Mellon. Each series of the Fund may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Fund pays an annual fee on the unused commitment amount, payable quarterly, and is allocated among all the series of the Fund and included in miscellaneous expenses in the Statement of Operations for each series. The line of credit expires in September 2023 unless extended or renewed. During the six months ended June 30, 2023, the Series did not borrow under the line of credit.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

7.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. For the six months ended June 30, 2023, the Series invested in futures contracts (credit, foreign currency exchange and interest rate risk) and options written (interest rate risk).

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations, without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2022 were as follows:

Ordinary income	$25,199,275

 At June 30, 2023, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$856,289,495
Unrealized appreciation	3,457,734
Unrealized depreciation	(53,034,045)

Net unrealized depreciation	$(49,576,311)

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

9.	Federal Income Tax Information (continued)

At December 31, 2022, the Series had net short-term capital loss carryforwards of $8,406,213 and net long-term capital loss carryforwards of $17,266,125, which may be carried forward indefinitely.

10.	Market Event

Significant disruptions and volatility in the global financial markets and economies, like the current conditions caused by the Russian invasion of Ukraine and the COVID-19 pandemic, could negatively impact the investment performance of the Series. The global market and economic climate may become increasingly uncertain due to numerous factors beyond our control, including but not limited to, the effectiveness and acceptance of vaccines to prevent COVID-19, impacts on business operations in the U.S. related to the COVID-19 pandemic, such as supply chain disruptions and inflation, concerns related to unpredictable global market and economic factors, uncertainty in U.S. federal fiscal, tax, trade or regulatory policy and the fiscal, tax, trade or regulatory policy of foreign governments, rising interest rates, inflation or deflation, the availability of credit, performance of financial markets, terrorism, natural or biological catastrophes, public health emergencies, or political uncertainty.

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Unconstrained Bond Series

Liquidity Risk Management Program Disclosure

(unaudited)

The Securities and Exchange commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management by open-end investment companies and reduce Liquidity Risk, which is the risk that open-end investment companies are unable to meet redemption obligations without a significant dilution of remaining shareholder interests.

The Manning & Napier Fund, Inc. and each of its series (each a “Fund” or collectively, the “Funds”) adopted a Liquidity Risk Management Program (the “Program”) and obtained approval from the Board of Directors (the “Board”), including a majority of Directors who are not interested persons of the Fund, to appoint a Liquidity Risk Management Committee (the “Committee”) to assess and manage the Fund’s Liquidity Risk.

Under the Program, assessment and management of Liquidity Risk takes into consideration certain factors, such as each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the Liquidity Rule, the Program includes policies and procedures for the classification of each Fund’s portfolio holdings into four liquidity categories, establishes a 15% limit on holdings of illiquid investments, and sets forth procedures for the override of vendor-derived classifications.

The Committee prepares an annual assessment (“assessment”) of the Program to review the operation of the Program, including the adequacy of controls designed to manage the Funds’ Liquidity Risk. Through this assessment, the Committee re-considers prior conclusions around each factor that the Fund must consider to assess, manage, and review its Liquidity Risk and evaluates the effectiveness of processes to classify Fund assets into liquidity categories, including Committee override determinations. As part of this evaluation the Committee re-affirms that each Fund operates as a Primarily Highly Liquid Fund, with greater than 50% of net assets consistently invested in Highly Liquid Investments, thereby negating a need to establish a Highly Liquid Investment Minimum for any Fund. Lastly, the assessment considers the effectiveness of the safeguards that the Committee adopted to prevent a violation of the Liquidity Rule’s limit on a Fund’s holding of Illiquid Investments.

The most recent assessment covered January 1, 2022, through December 31, 2022, and was presented to the Board in February 2023. This assessment confirmed that the Program continues to operate effectively in all material respects to address the requirements of the Liquidity Rule and manage the Funds’ Liquidity Risk.

Unconstrained Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-PORT, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling 1-(800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1.	Fund Holdings - Month-End

2.	Fund Holdings - Quarter-End

3.	Shareholder Report - Annual

4.	Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCPB-06/23-SAR

(b)	Not applicable.

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

Item 4:	Principal Accountant Fees and Services

Not applicable for Semi-Annual Reports.

Item 5:	Audit Committee of Listed registrants

Not applicable.

Item 6:	Investments

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.
(b)	Not applicable.
Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11:	Controls and Procedures

(a)	Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13:	Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX-99.906 CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: 8/23/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Paul J. Battaglia

Paul J. Battaglia

President & Principal Executive Officer

Manning & Napier Fund, Inc.

Date: 8/23/2023

/s/ Troy M. Statczar

Troy M. Statczar

Treasurer and Principal Financial Officer

Manning & Napier Fund, Inc.

Date: 8/23/2023